UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2014

Date of reporting period: 03/31/2014

Item 1 – Report to Stockholders

MARCH 31, 2014

ANNUAL REPORT	BLACKROCK®

BlackRock FundsSM

„   BlackRock Money Market Portfolio

„   BlackRock U.S. Treasury Money Market Portfolio

„   BlackRock Municipal Money Market Portfolio

„   BlackRock New Jersey Municipal Money Market Portfolio

„   BlackRock North Carolina Municipal Money Market Portfolio

„   BlackRock Ohio Municipal Money Market Portfolio

„   BlackRock Pennsylvania Municipal Money Market Portfolio

„   BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS	MARCH 31, 2014

Shareholder Letter

Dear Shareholder,

One year ago, U.S. financial markets were improving despite a sluggish global economy, as easy monetary policy provided investors with enough conviction to take on more risk in their portfolios. Slow but positive growth in the U.S. was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue to maintain its aggressive monetary stimulus programs.

Sentiment swiftly reversed in May when then-Fed Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported the markets. Emerging markets, which are more sensitive to changes in global liquidity, were particularly hurt by the prospect of ebbing cash flows from the U.S. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed during the autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally relieved from the anxiety that had gripped them for quite some time.

The start of the new year brought another turn in sentiment, as heightened risks in emerging markets and mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from the Fed’s new Chairwoman, Janet Yellen. While U.S. economic data pointed to softer growth, investors viewed this trend as temporarily driven by poor winter weather and continued adding risk to their portfolios on the belief that growth would pick up in the coming months. In March, markets focused on decelerating growth in China and tensions between Russia and Ukraine over the disputed region of Crimea. Additionally, investors were caught off guard by a statement from Chairwoman Yellen indicating that the Fed may raise short-term interest rates earlier than the markets had previously forecasted. Bond markets came under pressure as the middle of the yield curve vaulted higher in response to the unexpected shift in forward guidance.

Against a backdrop of modest economic growth, investors over the past year remained highly attuned to potential changes in monetary policy. Despite the fact that markets were gearing up for a modest shift toward tighter conditions from the Fed, equity markets in the developed world generated strong returns for the six- and 12-month periods ended March 31, with stocks in the United States performing particularly well. In contrast, emerging markets were weighed down by concerns about reduced global liquidity, severe currency weakness, high levels of debt and uneven growth.

Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market experienced heightened volatility and poor performance over the reporting period. High yield bonds, however, benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	12.51%	21.86%
US small cap equities (Russell 2000® Index)	9.94	24.90
International equities (MSCI Europe, Australasia, Far East Index)	6.41	17.56
Emerging market equities (MSCI Emerging Markets Index)	1.39	(1.43)
3-month Treasury bills (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.07
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	0.85	(4.38)
US investment-grade bonds (Barclays US Aggregate Bond Index)	1.70	(0.10)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.91	0.31
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.66	7.53

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-month period ended March 31, 2014

Against a backdrop of continued moderate economic growth, low inflation and persistently high unemployment, the Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% during the 12-month period ended March 31, 2014. After buying securities at a pace of $85 billion per month over the previous year, the FOMC altered course in December 2013. Citing the “cumulative progress toward maximum employment and the improvement in the outlook for labor market conditions,” the FOMC announced it would begin reducing the pace of its monthly purchases by $10 billion to a rate of $75 billion per month, beginning in January 2014. The FOMC held to this new course in 2014, paring its monthly purchases by an additional $10 billion at its regular meetings in January and March. Janet L. Yellen replaced Ben Bernanke as the Chair of the Board of Governors of the Federal Reserve in February. Yellen, who acted as vice chair under Bernanke, is expected to follow his approach of maintaining low short-term rates while continuing to reduce the FOMC’s monthly bond purchases at a measured pace.

In Europe, sub-par growth and a weak inflation environment compelled policymakers to employ an increasingly accommodative monetary policy throughout the period. Early in the second quarter of 2013, the eurozone was grappling with the aftermath of a severe banking crisis in Cyprus. Financial markets normalized when European and Cypriot officials ultimately agreed upon a controversial plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as this was seen as an endorsement by German voters of her strong support of the euro. Ongoing efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At the same time, inflation measures drifted lower, falling to 0.7% in October, less than half the ECB’s target rate. These conditions prompted the ECB to cut its main refinancing rate to 0.25% from 0.50% in November. Since then, ECB President Mario Draghi has repeatedly suggested that the central bank is ready to act aggressively if needed; thus far, however, the ECB has refrained from taking any further actions to stimulate the eurozone economy.

Late in the third quarter, the U.S. Federal Reserve introduced a fixed-rate reverse repurchase agreement (“repo”) facility in which select counterparties can lend U.S. dollars overnight to the Fed. Over the following six months, the Fed increased the maximum bid per counterparty from the initial amount of $500 million to $7 billion and increased the offered rate from 0.01% to 0.05%. Usage of this facility increased gradually to an average of $86 billion per day during the month of March. On March 31st, the facility generated a record one-day total of $242 billion in repo transactions as dealers reduced their inventories and collateral in the repo market became scarce.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, coupled with decreasing supply in the money market space. Benchmark three-month LIBOR fell by 0.05% to end the period at 0.23% - a historic low amid commercial banks extending to longer maturity dates or shifting funding needs away from the short-term wholesale markets. Other short-term rates, including U.S. Treasury bills, ground lower over the period as demand continued to outweigh supply. Yields on 3-month U.S. Treasury bills declined from 0.06% over the 12-month period to 0.03% as of March 31st. U.S. Treasury bills outstanding declined by $139 billion as the federal budget deficit improved and the U.S. Treasury cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) – the first new structure issued in almost 17 years. FRN issuance totaled $41 billion in the first quarter of 2014. Much of the void resulting from the decline in supply has been filled with utilization of the Fed’s fixed-rate reverse repo facility, which has proven very popular with investors, particularly at calendar quarter-ends. A fully operational facility is expected to figure prominently in eventual decisions by policymakers to raise interest rates.

In the short-term tax-exempt market, conditions remained stable for yet another year as tax-exempt money fund industry assets declined by only 1.0% over the 12-month period to $269 billion as of March 31, 2014. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data) ranged between a high of 0.23% and an all-time low of 0.03%, averaging 0.08% for the 12-month period. The sustained downward pressure on SIFMA Index levels is a reflection of the increasing prevalence of non-traditional buyers in the market and the continued demand by money market funds which saw a stabilization in assets over the past two years.

Although Janet Yellen has been installed as the new Chair of the Federal Reserve, the policy of easy money has not changed. This has kept rates on taxable overnight repos low by historical measures. Given the low levels on taxable repos, tax-exempt VRDNs remain attractive as an alternative investment for taxable money funds. This cross over demand, coupled with the natural demand from tax-exempt money funds, has placed undue pressure on VRDN yields as evidenced by the prolonged low levels of the SIFMA Index.

April 15th brings the annual tax season, during which tax-exempt money funds typically experience large outflows due to shareholders redeeming shares to pay their federal and state income tax bills. Tax season rolls into “note season” in June, when municipalities typically issue one-year tax and revenue anticipation notes. Given continued austerity measures at state and local municipalities, spending has been limited as well as the need for debt issuance. As such, supply of new-issue, one-year fixed-rate notes has diminished. Generally speaking, municipal money market funds tend to take advantage of note season to extend their weighted average maturity, pick up yield and diversify beyond bank exposure in the form of credit enhancement. This year, we expect investor demand for one-year notes will be stronger than in previous years. Given expectations that the end of the FOMC’s current monetary policy is on the horizon, issuers may need to offer greater yield premiums to entice buyers to extend out to the full year maturity, thereby steepening the yield curve.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	MARCH 31, 2014

Fund Information as of March 31, 2014

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Commercial Paper	38%
Certificates of Deposit	37
Repurchase Agreements	7
Municipal Bonds	6
U.S. Treasury Obligations	6
Time Deposits	3
Closed-End Investment Companies	1
U.S. Government Sponsored Agency Obligations	1
Corporate Notes	1

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	55%
Repurchase Agreements	49
Other Assets Less Liabilities	(4)

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	68%
Fixed Rate Notes	19
Closed-End Investment Companies	9
Tax-Exempt Commercial Paper	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2014	5

Fund Information (continued) as of March 31, 2014

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	63%
Fixed Rate Notes	28
Closed-End Investment Companies	9

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	61%
Fixed Rate Notes	20
Municipal Put Bonds	18
Other Assets Less Liabilities	1

Total	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	56%
Fixed Rate Notes	18
Tax-Exempt Commercial Paper	8
Closed-End Investment Companies	5
Other Assets Less Liabilities	13

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK FUNDS	MARCH 31, 2014

Fund Information (concluded) as of March 31, 2014

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	83%
Fixed Rate Notes	12
Closed-End Investment Companies	4
Other Assets Less Liabilities	1

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	73%
Fixed Rate Notes	19
Municipal Put Bonds	4
Other Assets Less Liabilities	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2014	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2013 and held through March 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
	Actual			Hypothetical[1]
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.83	$1.11	0.22%
Service	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.83	$1.11	0.22%
Investor A	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.83	$1.11	0.22%
Investor B	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.78	$1.16	0.23%
Investor C	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.78	$1.16	0.23%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.58	$0.35	0.07%
Service	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.58	$0.35	0.07%
Investor A	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.58	$0.35	0.07%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.70	$1,000.00	$1,024.23	$0.71	0.14%
Service	$1,000.00	$1,000.00	$0.60	$1,000.00	$1,024.33	$0.61	0.12%
Investor A	$1,000.00	$1,000.00	$0.70	$1,000.00	$1,024.23	$0.71	0.14%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.08	$0.86	0.17%
Service	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.13	$0.81	0.16%
Investor A	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.08	$0.86	0.17%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.38	$0.56	0.11%
Service	$1,000.00	$1,000.00	$0.60	$1,000.00	$1,024.33	$0.61	0.12%
Investor A	$1,000.00	$1,000.00	$0.60	$1,000.00	$1,024.33	$0.61	0.12%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

8	BLACKROCK FUNDS	MARCH 31, 2014

Disclosure of Expenses

Expense Example (concluded)
	Actual			Hypothetical[1]
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.48	$0.45	0.09%
Service	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.48	$0.45	0.09%
Investor A	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.43	$0.50	0.10%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.43	$0.50	0.10%
Service	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.43	$0.50	0.10%
Investor A	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.43	$0.50	0.10%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.48	$0.45	0.09%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

BLACKROCK FUNDS	MARCH 31, 2014	9

Schedule of Investments March 31, 2014	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.5%
Citibank N.A., 0.23%, 8/06/14	$8,000	$8,000,000
Wells Fargo Bank N.A.:
0.22%, 11/26/14 (a)	15,000	15,000,000
0.25%, 2/12/15 (a)	5,000	5,000,000
0.25%, 2/17/15 (a)	5,250	5,250,000
0.14%, 3/13/15 (a)	7,000	7,000,000

		40,250,000
Euro — 0.8%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	13,000	13,000,000
Yankee — 33.9% (b)
Australia and New Zealand Banking Group Ltd., New York, 0.22%, 2/25/15 (a)	10,000	10,000,000
Bank of Montreal, Chicago, 0.23%, 9/05/14 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston:
0.21%, 9/10/14 (a)	15,000	15,000,000
0.22%, 12/01/14 (a)	12,000	12,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.09%, 4/07/14	10,000	10,000,000
0.21%, 5/28/14	10,500	10,500,000
0.25%, 8/27/14	20,000	19,999,587
BNP Paribas S.A., New York:
0.28%, 5/09/14 (a)	7,200	7,200,000
0.65%, 6/03/14	6,000	6,004,185
0.30%, 8/04/14	5,000	5,000,000
Canadian Imperial Bank of Commerce, New York, 0.29%, 9/02/14 (a)	15,500	15,500,000
Credit Agricole CIB, New York, 0.12%, 4/01/14	60,000	60,000,000
Credit Suisse, New York:
0.26%, 4/22/14	15,000	15,000,000
0.31%, 6/06/14 (a)	6,000	6,000,000
Deutsche Bank A.G., New York:
0.25%, 4/30/14 (a)	10,000	10,000,000
0.30%, 8/22/14 (a)	11,000	11,000,000
Mizuho Corporate Bank Ltd., New York:
0.22%, 5/21/14	5,000	5,000,000
0.20%, 6/23/14	15,000	15,000,000
National Australia Bank Ltd., New York:
0.24%, 8/08/14 (a)	8,000	8,000,331
0.24%, 8/13/14 (a)	5,000	5,000,000
National Bank of Canada, New York:
0.29%, 4/11/14 (a)	6,000	6,000,000
0.26%, 12/19/14	4,900	4,900,000
0.25%, 12/24/14 (a)	6,000	6,000,000
Natixis, New York:
0.27%, 5/02/14	20,000	20,000,000
0.28%, 6/04/14 (c)	10,000	9,999,564
Norinchukin Bank, New York, 0.10%, 4/02/14	32,000	32,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded) (b)
Rabobank Nederland N.V., New York:
0.27%, 9/16/14 (a)	$22,000	$22,000,000
0.25%, 11/14/14 (a)	6,500	6,500,000
0.35%, 1/12/15	13,000	13,000,000
0.28%, 2/03/15 (a)	15,000	15,000,000
Royal Bank of Canada, New York:
0.27%, 10/10/14 (a)	7,500	7,500,000
0.24%, 10/23/14	7,000	7,000,000
0.25%, 12/05/14 (a)	8,000	8,000,000
0.25%, 1/21/15 (a)	5,000	5,000,000
0.25%, 2/04/15 (a)	10,000	10,000,000
Skandinaviska Enskilda Banken AB, New York,
0.25%, 7/14/14	8,000	8,000,000
Societe Generale, New York:
0.29%, 5/02/14	5,300	5,300,000
0.33%, 6/04/14 (a)	9,000	9,000,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.22%, 4/04/14	10,000	10,000,000
Toronto Dominion Bank, New York:
0.22%, 4/24/14	5,000	5,000,000
0.22%, 7/24/14 (a)	9,000	9,000,000
0.25%, 8/12/14	11,000	11,000,000
0.24%, 9/04/14	10,000	10,000,000
0.25%, 10/08/14	10,500	10,500,000
UBS A.G., Stamford, 0.21%, 6/05/14 (c)	10,000	10,000,000
Westpac Banking Corp., New York:
0.28%, 4/15/14 (a)	12,500	12,500,000
0.23%, 8/28/14 (a)	7,000	7,000,000
0.22%, 10/08/14 (a)	10,000	10,000,000

		546,403,667
Total Certificates of Deposit — 37.2%		599,653,667

Commercial Paper
Aspen Funding Corp., 0.34%, 8/29/14 (d)	10,000	9,985,833
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.10%, 4/03/14 (d)	15,000	14,999,917
Barton Capital LLC:
0.06%, 4/03/14 (d)	30,000	29,999,900
0.06%, 4/07/14 (d)	18,000	17,999,820
Bedford Row Funding Corp.:
0.25%, 11/05/14 (d)	5,000	4,992,431
0.30%, 11/25/14 (d)	7,750	7,734,629
0.25%, 3/12/15 (a)	8,000	8,000,000
BNP Paribas Finance, Inc.:
0.20%, 4/14/14 (d)	6,000	5,999,567
0.21%, 5/06/14 (d)	6,890	6,888,593
0.33%, 6/06/14 (d)	9,000	8,994,555
0.32%, 6/10/14 (d)	5,000	4,996,889

Portfolio Abbreviations
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority	PCRB	Pollution Control Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue	PUTTERS	Puttable Tax-Exempt Receipts		Receipts
BAN	Bond Anticipation Notes		Bonds	RAN	Revenue Anticipation Notes	TAN	Tax Anticipation Notes
COP	Certificates of Participation	ISD	Independent School District	RB	Revenue Bonds	TECP	Tax Exempt Commercial Paper
GO	General Obligation Bonds	LOC	Letter of Credit	ROC	Reset Option Certificates	TRAN	Tax Revenue Anticipation Notes
HDA	Housing Development Authority	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency	MRB	Mortgage Revenue Bonds		Agreement	VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

10	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
BNZ International Funding Ltd., 0.16%, 6/26/14 (d)	$5,000	$4,998,089
BPCE S.A., 0.29%, 5/01/14 (d)	6,000	5,998,575
Cafco LLC:
0.24%, 8/04/14 (d)	10,000	9,991,667
0.24%, 8/12/14 (d)	7,000	6,993,793
0.24%, 8/19/14 (d)	8,000	7,992,533
Caisse Centrale Desjardins Du Quebec, 0.20%, 6/23/14 (d)	7,000	6,996,772
Collateralized Commercial Paper Co. LLC:
0.28%, 7/02/14 (d)	15,000	14,989,267
0.28%, 8/01/14 (d)	10,000	9,990,511
0.28%, 9/24/14 (d)	10,000	9,986,311
Commonwealth Bank of Australia:
0.24%, 5/02/14 (a)	8,000	8,000,000
0.25%, 6/06/14 (a)	7,000	7,000,000
0.24%, 11/20/14 (a)	3,300	3,300,000
0.23%, 3/23/15 (a)(e)	9,500	9,500,000
CPPIB Capital, Inc., 0.30%, 2/09/15	7,800	7,779,590
Credit Suisse, New York, 0.18%, 4/24/14 (d)	5,000	4,999,425
Fairway Finance Corp., 0.19%, 8/06/14 (a)	10,000	10,000,000
Gemini Securitization Corp. LLC, 0.10%, 4/01/14 (d)	25,000	25,000,000
HSBC Bank PLC:
0.27%, 6/20/14 (a)(e)	6,000	6,000,000
0.25%, 9/09/14 (a)(e)	9,000	9,000,000
0.26%, 9/11/14 (a)	6,500	6,500,000
0.23%, 10/30/14 (a)	10,000	10,000,000
0.25%, 11/19/14 (a)	6,000	6,000,000
ING U.S. Funding LLC, 0.20%, 5/01/14 (d)	12,000	11,998,000
Kells Funding LLC, 0.20%, 6/04/14 (a)	10,000	10,000,000
Macquarie Bank Ltd., 0.28%, 8/19/14 (d)	5,000	4,994,556
Matchpoint Master Trust, 0.07%, 4/07/14 (d)	15,000	14,999,825
Mont Blanc Capital Corp., 0.23%, 5/12/14 (d)	8,000	7,997,904
National Australia Funding Delaware, Inc.:
0.22%, 3/10/15 (a)(e)	5,000	5,000,000
0.23%, 3/13/15 (a)	5,000	5,000,000
Nederlandse Waterschapsbank N.V.:
0.33%, 5/21/14 (d)	7,000	6,996,792
0.28%, 6/10/14 (a)	5,000	5,000,177
0.21%, 8/13/14 (a)	5,000	5,000,000
0.24%, 11/03/14 (a)	10,000	10,000,000
NetJets Inc., 0.04%, 4/02/14 (d)	10,000	9,999,989
Nordea Bank AB:
0.22%, 6/03/14 (d)	15,000	14,994,225
0.20%, 6/09/14 (d)	7,000	6,997,317
0.24%, 8/12/14 (d)	14,000	13,987,587
0.22%, 8/26/14 (d)	10,000	9,991,221
NRW.Bank, 0.13%, 4/17/14 (d)	20,000	19,998,889
Old Line Funding LLC:
0.22%, 7/25/14 (d)	10,000	9,992,972
0.23%, 9/15/14 (d)	8,000	7,991,464
Salisbury Receivables Comp, 0.19%, 4/22/14 (d)	6,400	6,399,291
Scaldis Capital LLC:
0.20%, 5/19/14 (d)	10,000	9,997,333
0.19%, 6/23/14 (d)	10,000	9,995,619
Skandinaviska Enskilda Banken AB:
0.28%, 4/09/14 (d)	15,000	14,999,083
0.28%, 5/07/14 (d)	11,600	11,596,810
0.30%, 7/02/14 (d)	5,000	4,996,167
Societe Generale N.A., 0.25%, 5/02/14 (d)	21,000	20,995,570

Commercial Paper	Par (000)	Value
Westpac Banking Corp.:
0.27%, 7/09/14 (a)	$11,445	$11,445,000
0.22%, 10/30/14 (a)	12,000	12,000,000
0.30%, 1/02/15 (d)	7,750	7,732,175
Total Commercial Paper — 37.4%		602,706,633

Corporate Notes — 0.7%
Svenska Handelsbanken AB, 0.27%, 9/15/14 (a)(e)	10,900	10,900,000

Municipal Bonds (c)
Brazos River Harbor Navigation District Brazoria County RB (Joint Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 4/01/14	10,400	10,400,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 4/07/14	17,000	17,000,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.06%, 4/07/14	10,000	10,000,000
New York City IDRB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 4/07/14	9,315	9,315,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.07%, 4/07/14	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.20%, 4/07/14 (e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004-BD VRDN (Bank of America N.A. LOC), 0.14%, 4/07/14	4,500	4,500,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 4/07/14	14,800	14,800,000
Total Municipal Bonds — 6.1%		98,365,000

Time Deposits
ING Bank N.V., 0.10%, 4/02/14	19,000	19,000,000
Natixis S.A., 0.05%, 4/01/14	30,000	30,000,000
Total Time Deposits — 3.1%		49,000,000

Closed-End Investment Companies (c)(e)
California — 0.6%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2012-2-100 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 4/07/14	10,000	10,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	11

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value
Multi-State — 0.2%
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP, 0.18%, 4/07/14	$2,900	$2,900,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund Series 2002 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 4/07/14	7,600	7,600,000
Total Closed-End Investment Companies — 1.3%		20,500,000

U.S. Government Sponsored Agency Obligations — 0.9%
Fannie Mae Variable Rate Notes, 0.12%, 2/27/15 (a)	14,000	13,996,798

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.02%, 4/24/14	15,000	14,999,804
0.07%, 8/21/14	8,000	7,997,633
0.08%, 9/11/14	15,000	14,994,397
0.11%, 11/13/14	9,000	8,994,068
0.12%, 3/05/15	17,000	16,980,053
U.S. Treasury Notes:
4.75%, 5/15/14	6,000	6,033,215
0.25% - 2.38%, 10/31/14	27,000	27,201,749
Total U.S. Treasury Obligations — 6.0%		97,200,919

Repurchase Agreements
Barclays Capital, Inc., 0.23%, 6/10/14 (Purchased on 3/10/14 to be repurchased at $10,005,878, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.92% due from 9/15/42 to 3/16/44, aggregate original par and fair value of $48,163,176 and $10,974,614, respectively)	10,000	10,000,000
Barclays Capital, Inc., 0.64%, 7/04/14 (c) (Purchased on 8/03/12 to be repurchased at $15,186,667, collateralized by various corporate/debt obligations, 0.41% to 6.35% due from 1/26/32 to 2/15/51, aggregate original par and fair value of $180,861,174 and $17,272,443, respectively)	15,000	15,000,000
Total Value of Barclays Capital, Inc. (collateral value of $28,247,057)		25,000,000
Credit Suisse Securities (USA) LLC, 0.34%, 4/30/14 (Purchased on 1/30/14 to be repurchased at $4,503,825, collateralized by Ginnie Mae Bond, 8.46% due at 4/20/39, aggregate original par and fair value of $4,450,000 and $4,815,436, respectively)	4,500	4,500,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $4,815,436)		4,500,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.08%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $12,947,029, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.63% due from 6/30/14 to 11/15/30, aggregate original par and fair value of $17,262,000 and $13,206,035, respectively)	$12,947	$12,947,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $13,206,035)		12,947,000
Mizuho Securities USA, 1.12%, 5/02/14 (c) (Purchased on 3/04/13 to be repurchased at $15,197,867, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 1.69% to 6.00% due from 10/25/37 to 11/15/42, aggregate original par and fair value of $29,888,053 and $18,711,230, respectively)	15,000	15,000,000
Mizuho Securities USA, 0.15%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $50,000,208, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 7.25% due from 2/28/21 to 1/16/40, aggregate original par and fair value of $248,692,125 and $51,543,897, respectively)	50,000	50,000,000
Total Value of Mizuho Securities USA (collateral value of $70,255,127)		65,000,000
Wells Fargo Securities, LLC, 0.47%, 4/16/14 (Purchased on 1/07/14 to be repurchased at $8,010,340, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.45% due from 5/08/19 to 11/25/49, aggregate original par and fair value of $48,687,154 and $9,219,516, respectively)	8,000	8,000,000
Wells Fargo Securities, LLC, 0.38%, 5/08/14 (Purchased on 2/07/14 to be repurchased at $4,003,800, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.52% to 1.65% due from 1/25/23 to 3/25/36, aggregate original par and fair value of $6,037,473 and $4,995,481, respectively)	4,000	4,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $14,214,997)		12,000,000
Total Repurchase Agreements — 7.4%		119,447,000
Total Investments (Cost — $1,611,770,017*) — 100.1%		1,611,770,017
Liabilities in Excess of Other Assets — (0.1)%		(1,644,327)

Net Assets — 100.0%		$1,610,125,690

See Notes to Financial Statements.

12	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,611,770,017	—	$1,611,770,017

1 See above Schedule of Investments for values in each security type.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	13

Schedule of Investments March 31, 2014	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.09% - 0.13%, 4/24/14	$9,949	$9,948,293
0.06%, 5/01/14	13,000	12,999,377
0.09% - 0.10%, 5/15/14	15,000	14,998,182
0.05% - 0.10%, 5/22/14	13,000	12,998,867
0.05%, 5/29/14	4,000	3,999,694
0.10%, 6/05/14	3,600	3,599,350
0.09%, 6/19/14	6,000	5,998,815
0.09%, 7/03/14	18,000	17,995,887
0.09%, 7/10/14	10,000	9,997,500
0.06%, 7/17/14	11,000	10,997,957
0.08%, 8/28/14	5,000	4,998,344
0.08%, 9/18/14	4,000	3,998,489
0.07%, 10/02/14	14,500	14,495,052
0.12%, 3/05/15	4,500	4,494,930
U.S. Treasury Notes:
0.25%, 4/30/14	8,200	8,200,725
0.25% - 2.25%, 5/31/14	28,620	28,683,603
0.63%, 7/15/14	5,200	5,207,242
0.50%, 8/15/14	4,000	4,006,151
0.38%, 11/15/14	3,333	3,338,398
0.25%, 1/15/15	5,910	5,915,548
0.25%, 1/31/15	1,727	1,728,616
0.10%, 1/31/16 (b)	3,810	3,808,300
Total U.S. Treasury Obligations — 55.6%		192,409,320

Repurchase Agreements
Barclays Capital, Inc., 0.05%, 4/01/14 (Purchased on 3/25/14 to be repurchased at $5,338,052, collateralized by U.S. Treasury Note, 0.63% due at 9/30/17, aggregate original par and fair value of $5,552,400 and $5,444,822, respectively)	5,338	5,338,000
Total Value of Barclays Capital, Inc. (collateral value of $5,444,822)		5,338,000
BNP Paribas Securities Corp., 0.05%, 4/03/14 (c) (Purchased on 3/04/14 to be repurchased at $7,860,328, collateralized by various U.S. Treasury obligations, 0.00% to 2.50% due from 11/15/15 to 11/15/42, aggregate original par and fair value of $13,032,110 and $8,017,201, respectively)	7,860	7,860,000
BNP Paribas Securities Corp., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $20,000,028, collateralized by U.S. Treasury Inflation Indexed Note, 0.13% due at 4/15/18, aggregate original par and fair value of $19,717,500 and $20,400,033, respectively)	20,000	20,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $28,417,234)		27,860,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.05%, 4/01/14 (Purchased on 3/25/14 to be repurchased at $2,578,025, collateralized by U.S. Treasury Notes, 2.00% to 4.63% due from 5/31/16 to 9/30/20, aggregate original par and fair value of $2,598,175 and $2,629,561, respectively)	$2,578	$2,578,000
Citigroup Global Markets, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $10,000,014, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 9/30/20 to 5/15/24, aggregate original par and fair value of $12,991,686 and $10,200,000, respectively)	10,000	10,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $12,829,561)		12,578,000
Credit Suisse Securities (USA) LLC, 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $5,000,007, collateralized by U.S. Treasury Note, 0.63% due at 1/15/24, aggregate original par and fair value of $5,070,000 and $5,104,057, respectively)	5,000	5,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $5,104,057)		5,000,000
Deutsche Bank Securities, Inc., 0.06%, 4/15/14 (c) (Purchased on 1/15/14 to be repurchased at $5,000,750, collateralized by various U.S. Treasury obligations, 0.00% to 5.13% due from 5/29/14 to 2/15/40, aggregate original par and fair value of $4,628,951 and $5,100,069, respectively)	5,000	5,000,000
Deutsche Bank Securities, Inc., 0.05%, 4/03/14 (Purchased on 3/04/14 to be repurchased at $8,645,360, collateralized by various U.S. Treasury obligations, 0.00% to 3.50% due from 8/14/14 to 2/15/42, aggregate original par and fair value of $9,938,600 and $8,817,995, respectively)	8,645	8,645,000
Deutsche Bank Securities, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $10,000,014, collateralized by various U.S. Treasury obligations, 0.00% to 8.50% due from 8/14/14 to 2/15/20, aggregate original par and fair value of $9,922,200 and $10,200,068, respectively)	10,000	10,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $24,118,132)		23,645,000

See Notes to Financial Statements.

14	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.05%, 4/01/14 (Purchased on 1/27/14 to be repurchased at $20,001,778, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/42 to 5/15/43, aggregate original par and fair value of $59,630,000 and $20,400,684, respectively)	$20,000	$20,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $20,400,684)		20,000,000
JPMorgan Securities LLC, 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $22,000,031, collateralized by U.S. Treasury Strips, 0.00% due from 5/15/24 to 5/15/31, aggregate original par and fair value of $34,362,699 and $22,440,550, respectively)	22,000	22,000,000
Total Value of JPMorgan Securities LLC (collateral value of $22,440,550)		22,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, 4/04/14 (Purchased on 3/28/14 to be repurchased at $2,500,019, collateralized by U.S. Treasury Note, 2.00% due at 2/15/22, aggregate original par and fair value of $2,629,100 and $2,550,045, respectively)	2,500	2,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $15,000,021, collateralized by U.S. Treasury Strips, 0.00% due from 11/15/23 to 2/15/25, aggregate original par and fair value of $21,196,794 and $15,300,001, respectively)	15,000	15,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $17,850,046)		17,500,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.06%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $15,000,025, collateralized by U.S. Treasury Note, 0.25% due at 7/15/15, aggregate original par and fair value of $15,280,500 and $15,300,349, respectively)	$15,000	$15,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,349)		15,000,000
SG Americas Securities LLC, 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $4,000,006, collateralized by U.S. Treasury Note, 3.13% due at 1/31/17, aggregate original par and fair value of $3,818,100 and $4,080,072, respectively)	4,000	4,000,000
Total Value of SG Americas Securities LLC (collateral value of $4,080,072)		4,000,000
UBS Securities LLC, 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $15,411,021, collateralized by various U.S. Treasury obligations, 0.00% to 0.38% due from 5/15/14 to 5/15/37, aggregate original par and fair value of $21,291,853 and $15,719,236, respectively)	15,411	15,411,000
Total Value of UBS Securities LLC (collateral value of $15,719,236)		15,411,000
Total Repurchase Agreements — 48.6%		168,332,000
Total Investments (Cost — $360,741,320*) — 104.2%		360,741,320
Liabilities in Excess of Other Assets — (4.2)%		(14,591,853)

Net Assets — 100.0%		$346,149,467

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	15

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$360,741,320	—	$360,741,320

[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments March 31, 2014	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 1.5%
Phoenix Civic Improvement Corp. RB Series 2009B MB, 4.00%, 7/01/14	$100	$100,936
Pima County COP Series 2014 MB, 2.00%, 12/01/14	100	101,178
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.08%, 4/07/14 (a)	200	200,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.08%, 4/07/14 (a)	1,905	1,905,000

		2,307,114
Arkansas — 0.1%
Springdale Sales & Use Tax RB Series 2013 MB, 2.00%, 7/01/14	100	100,436
California — 17.4%
Alvord Unified School District GO (2007 Election Project) SPEARS Series 2011B-DBE-1255 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 4/07/14 (a)(b)(c)	1,660	1,660,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.04%, 4/07/14 (a)	2,500	2,500,000
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC), 0.06%, 4/01/14 (a)	4,500	4,500,000
California Health Facilities Financing Authority RB (Lucile Packard Childrens Hospital Project) Municipal Trust Receipts Floaters Series 2012A-4726 VRDN (Bank of America N.A. SBPA), 0.09%, 4/07/14 (a)(b)(c)	520	520,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.06%, 4/07/14 (a)	1,100	1,100,000
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	500	502,008
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.07%, 4/07/14 (a)(b)	9,200	9,200,000
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.06%, 4/07/14 (a)	1,000	1,000,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.14%, 4/07/14 (a)(b)(c)	500	500,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 4/07/14 (a)(b)(c)	5,760	5,760,000

		27,242,008
Connecticut — 2.0%
Connecticut Housing Finance Authority RB (Housing Mortgage Finance Project) Series 2005D-4 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 4/07/14 (a)	1,900	1,900,000
Connecticut Housing Finance Authority RB Series 2013B-5 AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 4/07/14 (a)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Stafford Township GO Series 2013 BAN, 1.00%, 8/05/14	$210	$210,512

		3,110,512
District of Columbia — 0.4%
District of Columbia Water & Sewer Authority Public Utility RB (Financial Guarantee Insurance Company Project) Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.09%, 4/07/14 (a)(b)(c)	600	600,000
Florida — 2.0%
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 4/07/14 (a)(b)(c)	3,200	3,200,000
Georgia — 0.5%
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.16%, 4/07/14 (a)	810	810,000
Illinois — 7.1%
Chicago GO SPEARS Series 2007A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.16%, 4/07/14 (a)(b)(c)	290	290,000
Chicago GO SPEARS Series 2011A-DBE-1212 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.16%, 4/07/14 (a)(b)(c)	100	100,000
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.28%, 4/01/14 (a)	2,700	2,700,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004 VRDN, 0.05%, 4/07/14 (a)	2,300	2,300,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 4/07/14 (a)	1,335	1,335,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 4/07/14 (a)(b)(c)	845	845,000
Illinois Finance Authority ROC RB Series 2014RR-14078 VRDN (Citibank N.A. SBPA), 0.07%, 4/07/14 (a)(b)	3,000	3,000,000
Illinois Sales Tax RB Series 2004 MB, 5.00%, 6/15/14	300	302,932
Mchenry County RB Series 2007B MB, 4.50%, 1/15/15	200	206,673

		11,079,605
Indiana — 0.3%
Indiana Transportation Finance Authority RB Series 2004B MB, 5.50%, 12/01/14	200	206,928
Indianapolis Local Public Improvement Bond Bank RB (Circle Block Project) Series 2004C MB, 5.25%, 4/01/14 (d)	200	200,000

		406,928
Iowa — 2.2%
Des Moines GO Series 2013A MB, 2.00%, 6/01/14	500	502,017
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.18%, 4/07/14 (a)	2,600	2,600,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	17

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.08%, 4/01/14 (a)	$400	$400,000

		3,502,017
Kansas — 1.1%
Leawood GO Series 2013-1, 1.25%, 9/01/14	1,800	1,807,473
Kentucky — 0.5%
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	800	808,452
Louisiana — 3.8%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.07%, 4/01/14 (a)	5,100	5,100,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.06%, 4/07/14 (a)	900	900,000

		6,000,000
Maryland — 2.5%
Maryland Community Development Administration RB (Residential Project) Series 2007 VRDN (TD Bank N.A. SBPA), 0.06%, 4/07/14 (a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 4/07/14 (a)	1,000	1,000,000

		4,000,000
Massachusetts — 0.4%
Massachusetts School Building Authority RB Series 2009A MB, 4.00%, 5/15/14	175	175,807
Massachusetts Water Pollution Abatement Trust RB Series 2004A MB, 5.25%, 8/01/14	375	381,405

		557,212
Michigan — 2.9%
Michigan HDA RB (Rental Housing Revenue Project) Series 2008A AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 4/01/14 (a)	2,400	2,400,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.10%, 4/01/14 (a)	1,650	1,650,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.16%, 4/07/14 (a)	500	500,000

		4,550,000
Minnesota — 0.1%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 4/07/14 (a)(b)(c)	100	100,000
University of Minnesota GO Series 2011A MB, 5.00%, 12/01/14	50	51,567

		151,567
Mississippi — 0.1%
De Soto County School District GO Series 2012 MB, 3.00%, 5/01/14	100	100,228

Municipal Bonds	Par (000)	Value
Missouri — 2.9%
Missouri State Health & Educational Facilities Authority RB (St. Louis University Project) Series 2008B1 VRDN (Barclays Bank PLC LOC), 0.07%, 4/01/14 (a)	$1,900	$1,900,000
Missouri State Health and Educational Facilities RB (BJC Health System Project) SPEARS Series 2014DBE-1279 VRDN (Deutsche Bank A.G. SBPA), 0.07%, 4/07/14 (a)(b)(c)	900	900,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.11%, 4/07/14 (a)	1,745	1,745,000

		4,545,000
Nebraska — 0.3%
Nebraska COP Series 2010B MB, 1.20%, 9/15/14	400	401,721
Nevada — 1.5%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	2,400	2,409,933
New Hampshire — 0.8%
Cheshire County GO Series 2014 TAN, 1.00%, 12/30/14	600	603,576
Nashua City GO Series 2013 MB, 4.00%, 4/01/14	585	585,000

		1,188,576
New Jersey — 8.3%
Cape May County GO Series 2013 BAN, 1.00%, 8/29/14	200	200,540
Cape May GO Series 2013, 1.00%, 7/18/14	500	500,854
Cranford Township GO Series 2014 BAN, 1.00%, 1/30/15	100	100,481
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	1,100	1,102,367
East Hanover Township GO Series 2013A BAN, 1.00%, 8/21/14	200	200,371
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	300	301,172
Galloway Township GO Series 2013A, 1.00%, 12/18/14	600	602,474
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	400	400,418
New Jersey RB Series 2013C TRAN, 2.00%, 6/26/14	8,900	8,936,252
Rumson Borough GO Series 2013A BAN, 0.75%, 9/03/14	114	113,525
Toms River Township GO Series 2013, 1.50%, 6/26/14	200	200,565
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	360	360,293

		13,019,312
New Mexico — 0.1%
New Mexico Finance Authority RB (Transportation Refunding Project) Series 2010 MB, 3.00%, 6/15/14	100	100,566
New York — 7.7%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.06%, 4/07/14 (a)	250	250,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 4/07/14 (a)	10,600	10,600,000

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Patchogue-Medford Union Free School District GO Series 2013 TAN (State Aid Withholding Insurance), 1.00%, 6/20/14	$700	$701,043
South Country Central School District of Brookhaven GO Series 2013 TAN, 0.75%, 6/26/14	500	500,506

		12,051,549
North Carolina — 1.0%
North Carolina RB (Annual Appropriation Project) Series 2009A MB, 3.00%, 5/01/14	125	125,279
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.05%, 4/07/14 (a)	900	900,000
Trinity GO Series 2014 BAN, 1.00%, 10/22/14	600	602,013

		1,627,292
Ohio — 3.1%
Lebanon GO Series 2013 BAN, 1.00%, 4/24/14	525	525,231
Miamisburg GO Series 2014 BAN, 1.00%, 3/10/15	100	100,608
New Albany GO Series 2013 BAN, 1.00%, 7/31/14	200	200,470
Ohio GO (Third Frontier Research and Development Project) Series 2012 MB, 2.00%, 11/01/14	100	101,057
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 4/01/14 (a)	3,900	3,900,000

		4,827,366
Oregon — 0.2%
Portland Sewer System RB (First Lien Project) Series 2007A MB, 5.00%, 6/01/14	250	252,315
Pennsylvania — 7.1%
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 4/07/14 (a)(b)(c)	1,600	1,600,000
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.27%, 4/07/14 (a)	5,390	5,390,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 4/07/14 (a)(b)(c)	1,900	1,900,000
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 4/07/14 (a)	1,000	1,000,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 4/07/14 (a)	870	870,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 4/07/14 (a)	355	355,000

		11,115,000
Rhode Island — 0.1%
Cumberland GO Series 2013, 1.00%, 6/12/14	200	200,197

Municipal Bonds	Par (000)	Value
Tennessee — 0.3%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.12%, 4/07/14 (a)	$420	$420,000
Texas — 4.7%
Dallas Area Rapid Transit RB Series 2010A MB, 5.00%, 12/01/14	50	51,584
Houston Airport System Revenue RB Series 2011A AMT MB, 5.00%, 7/01/14	2,400	2,428,957
Houston ISD Mandatory Put Bonds Series 2012 MB, 2.00%, 6/01/14	100	100,363
Houston Utility System RB (First Lien Project) Series 2007A MB, 5.00%, 11/15/14	105	108,056
San Antonio Airport System Series 2012 MB, 4.00%, 7/01/14	300	302,752
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.07%, 4/07/14 (a)	2,800	2,800,000
Tarrant County Cultural Education Facilities Finance Corp. RB Series 2013 MB (Methodist Hospital of Dallas Corporate Underlier), 2.00%, 10/01/14	100	100,898
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 4/07/14 (a)(b)(c)	1,400	1,400,000
University of Texas RB (Financing System Project) Series 2006B MB, 5.00%, 8/15/14	100	101,782

		7,394,392
Utah — 2.2%
Nebo School District GO (School Building Project) Series 2014B MB, 2.00%, 7/01/14	320	321,462
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.08%, 4/07/14 (a)(b)(c)	3,050	3,050,000
Utah GO Series 2004A MB, 5.00%, 7/01/14	65	65,772

		3,437,234
Virginia — 0.6%
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.14%, 10/27/14 (a)	1,000	1,000,000
Wisconsin — 4.8%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.13%, 4/07/14 (a)	1,000	1,000,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.12%, 10/27/14 (a)	585	585,000
Wisconsin Petroleum Inspection Fee Revenue Series 2014 TECP, 0.11%, 5/02/14	6,000	6,000,000

		7,585,000
Total Municipal Bonds — 90.6%		141,909,005

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	19

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (a)(b)	Par (000)	Value
Multi-State — 4.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 4/07/14	$5,500	$5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank Trust Co. Liquidity Facility), 0.18%, 4/07/14	1,000	1,000,000
New Jersey — 5.1%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 4/07/14	6,000	6,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 4/07/14	2,000	2,000,000

Closed-End Investment Companies (a)(b)	Par (000)	Value
Ohio — 0.4%
Nuveen Ohio Quality Income Municipal Fund Series 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 4/07/14	$600	$600,000
Total Closed-End Investment Companies — 9.6%		15,100,000
Total Investments (Cost — $157,009,005*) — 100.2%		157,009,005
Liabilities in Excess of Other Assets — (0.2)%		(354,856)

Net Assets — 100.0%		$156,654,149

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$157,009,005	—	$157,009,005
[1] See above Schedule of Investments for values in each state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, cash of $438,139 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments March 31, 2014	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 90.9%
Bergen County GO Series 2009A MB, 3.25%, 11/01/14	$100	$101,819
Branchburg Township GO Series 2013 BAN, 1.00%, 10/09/14	695	697,226
Cape May GO Series 2013, 1.00%, 7/18/14	200	200,341
Cranford Township GO Series 2014 BAN, 1.00%, 1/30/15	800	803,845
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.05%, 4/07/14 (a)	2,500	2,500,000
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	1,200	1,202,582
Dumont GO Series 2013 BAN, 1.00%, 6/25/14	530	530,540
East Hanover Township GO Series 2013 BAN, 1.25%, 11/25/14	400	401,815
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 4/07/14 (a)	1,120	1,120,000
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	300	301,172
Franklin Lakes GO Series 2013 BAN, 1.00%, 10/24/14	660	662,559
Hawthorne GO Series 2013 BAN, 1.50%, 10/31/14	300	301,478
Hillsborough Township GO Series 2013B BAN, 1.00%, 12/12/14	370	370,768
Lower Township GO Series 2013A BAN, 1.00%, 8/07/14	600	600,688
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	100	100,104
Mendham Township GO Series 2013 BAN, 1.00%, 5/22/14	100	100,078
Metuchen GO Series 2014A BAN, 1.00%, 12/18/14	1,500	1,507,510
Metuchen GO Series 2014B BAN, 1.50%, 12/18/14	100	100,642
Montclair Township GO Series 2014 BAN, 1.00%, 11/07/14	270	270,739
Montville Township GO Series 2013 BAN, 1.25%, 10/10/14	200	200,767
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.06%, 4/07/14 (a)(b)(c)	1,700	1,700,000
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.01%, 4/01/14 (a)	650	650,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 4/07/14 (a)	750	750,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 4/07/14 (a)	1,145	1,145,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 4/07/14 (a)	900	900,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.17%, 4/07/14 (a)	760	760,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.06%, 4/07/14 (a)(b)(c)	1,515	1,515,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 4/07/14 (a)	$1,200	$1,200,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.05%, 4/07/14 (a)	5,060	5,060,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.09%, 4/07/14 (a)(b)(c)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank PLC SBPA), 0.08%, 4/07/14 (a)	1,100	1,100,000
New Jersey State Educational Facilities Authority RB (Princeton University Project) Series 2014A VRDN (Bank of America N.A. SBPA), 0.04%, 4/07/14 (a)(b)(c)	665	665,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 4/07/14 (a)(b)(c)	6,000	6,000,000
New Jersey Turnpike Authority RB Municipal Trust Receipts Floaters Series 2013D-843 (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.11%, 4/07/14 (a)(b)(c)	1,050	1,050,000
Ocean City GO Series 2014 BAN, 1.00%, 9/10/14	500	501,271
Ramsey School District GO Series 2013, 1.25%, 7/18/14	300	300,484
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.01%, 4/01/14 (a)	1,405	1,405,000
Union Township GO Series 2013A BAN, 1.00%, 8/08/14	500	500,702
Vernon Township GO Series 2014 BAN, 1.00%, 3/27/15	890	894,889
Verona Township GO Series 2013 BAN, 1.00%, 7/25/14	500	500,972
West Orange Township GO (Tax Appeal Project) Series 2013, 1.25%, 12/18/14	500	502,313
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	100	100,081
Westwood GO Series 2013 BAN, 1.00%, 5/02/14	700	700,284
Total Municipal Bonds — 90.9%		40,675,669

Closed-End Investment Companies (a)(b)
New Jersey — 8.9%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 4/07/14	2,000	2,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bankof Canada Liquidity Facility), 0.14%, 4/07/14	2,000	2,000,000
Total Closed-End Investment Companies — 8.9%		4,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	21

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $ 44,675,669*) — 99.8%	$44,675,669
Other Assets Less Liabilities — 0.2%	71,627

Net Assets — 100.0%	$44,747,296

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$44,675,669	—	$44,675,669

1 See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, cash of $54,959 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments March 31, 2014	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 98.6%
Asheville RB Series 2012 MB, 4.00%, 4/01/14	$1,530	$1,530,000
Buncombe County RB Series 2012 MB, 3.00%, 6/01/14	1,035	1,039,888
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 4/07/14 (a)	2,150	2,150,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.08%, 4/07/14 (a)(b)(c)	3,045	3,045,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floaters Series 2011-72C-A VRDN Mandatory Put Bonds (Wells Fargo Bank N.A. SBPA), 0.12%, 4/07/14 (a)(b)(c)	8,600	8,600,000
Dare County RB Series 2012B MB, 2.00%, 6/01/14	650	651,916
Durham Capital Financing Corp. RB Series 2012 MB, 3.00%, 6/01/14	375	376,760
Durham RB Series 2010A MB, 4.00%, 10/01/14	150	152,924
Fayetteville Public Works Commission RB Series 2009A MB, 5.00%, 3/01/15	225	234,773
Forsyth County RB Series 2012 MB, 2.00%, 4/01/14	500	500,000
Johnston County RB Series 2013, 2.00%, 6/01/14	100	100,296
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.16%, 10/27/14 (a)	5,420	5,420,000
New Hanover County RB Series 2012 MB, 2.00%, 12/01/14	150	151,848
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 4/07/14 (a)	400	400,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.11%, 4/07/14 (a)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 4/07/14 (a)	2,100	2,100,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN, 0.04%,) 4/07/14 (a)	$850	$850,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 1997 VRDN (TD Bank N.A. LOC), 0.05%, 4/07/14 (a)	500	500,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.05%, 4/07/14 (a)	100	100,000
North Carolina GO (Highway Project) Series 2004 MB, 5.00%, 5/01/14	300	301,177
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.06%, 4/07/14 (a)(b)(c)	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.07%, 4/01/14 (a)	2,100	2,100,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.07%, 4/07/14 (a)	2,250	2,250,000
Orange County GO Series 2005B MB, 4.00%, 4/01/14	400	400,000
Orange County Public Facilities RB Series 2011 MB, 2.50%, 10/01/14	500	505,641
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.05%, 4/07/14 (a)	3,800	3,800,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.16%, 10/27/14 (a)	700	700,000
Rockingham County RB Series 2011 MB, 4.00%, 4/01/14	1,000	1,000,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.06%, 4/07/14 (a)(b)(c)	2,000	2,000,000
Trinity GO Series 2014 BAN, 1.00%, 10/22/14	2,500	2,508,386
University of North Carolina At Chapel Hill RB Series 2009A MB, 3.00%, 12/01/14	100	101,825
Total Investments (Cost — $46,970,434*) — 98.6%		46,970,434
Other Assets Less Liabilities — 1.4%		655,022

Net Assets — 100.0%		$47,625,456

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	23

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$46,970,434	—	$46,970,434

1 See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, cash of $74,744 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments March 31, 2014	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 82.6%
Beachwood GO Series 2013 BAN, 1.00%, 8/06/14	$1,010	$1,012,520
Butler County GO Series 2013 BAN, 0.40%, 7/31/14	1,800	1,800,000
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.08%, 4/07/14 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.08%, 4/07/14 (a)	4,100	4,100,000
Cleveland Department of Public Utilities Division of Water RB Series 2011W MB, 5.00%, 1/01/15	470	486,928
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 4/07/14 (a)	1,300	1,300,000
Columbus Regional Airport Authority RB SPEARS Series 2007D B-488 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 4/07/14 (a)(b)(c)	2,100	2,100,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 4/07/14 (a)(b)(c)	200	200,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank PLC SBPA), 0.08%, 4/07/14 (a)(b)(c)	820	820,000
Independence GO Series 2013 BAN, 1.13%, 4/16/14	1,170	1,170,370
Lakewood GO Series 2013 BAN, 1.00%, 4/15/14	210	210,052
Lebanon GO Series 2013 BAN, 1.00%, 4/24/14	200	200,088
Mason GO (Building Acquisition Project) Series 2013 BAN, 1.25%, 12/16/14	855	860,986
Montgomery County RB (Miami Valley Hospital Project) Series 2011C VRDN (Barclays Bank PLC SBPA), 0.06%, 4/01/14 (a)	1,200	1,200,000
North Ridgeville GO Series 2013 BAN, 0.65%, 4/03/14	600	600,007
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 4/07/14 (a)	2,000	2,000,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.05%, 4/07/14 (a)	4,075	4,075,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.05%, 4/07/14 (a)	$6,600	$6,600,000
Ohio GO (Job Ready Site Development Project) Series 2013A MB, 2.00%, 11/01/14	620	626,312
Ohio GO (Third Frontier Research and Development Project) Series 2012 MB, 2.00%, 11/01/14	210	212,157
Ohio Higher Educational Facility Commission RB (Case Western Reserve University CP Program II Project) Series 2014 TECP (Northern Trust Co. SBPA), 0.11%, 5/07/14	4,000	4,000,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 4/01/14 (a)	100	100,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.07%, 4/01/14 (a)	1,700	1,700,000
Ohio Housing Finance Agency MRB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 4/07/14 (a)	700	700,000
Strongsville GO (Various Purposes Project) Series 2013 BAN, 1.00%, 10/21/14	1,785	1,791,919
Strongsville GO Series 2011 MB, 2.00%, 12/01/14	55	55,654
Total Municipal Bonds — 82.6%		40,911,993

Closed-End Investment Companies
Ohio — 4.9%
Nuveen Ohio Quality Income Municipal Fund Series 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 4/07/14 (a)(b)	2,400	2,400,000
Total Investments (Cost — $43,311,993*) — 87.5%		43,311,993
Other Assets Less Liabilities — 12.5%		6,195,492

Net Assets — 100.0%		$49,507,485

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	25

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$43,311,993	—	$43,311,993

1 See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, cash of $2,377,699 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments March 31, 2014	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 95.2%
Abington School District GO Series 2007 MB, 5.50%, 10/01/14	$100	$102,596
Abington Township GO Series 2013 MB, 2.00%, 5/15/14	595	596,227
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 4/07/14 (a)(b)(c)	3,870	3,870,000
Avon Grove School District GO Series 2010A MB, 2.00%, 8/15/14	100	100,600
Beaver County IDA RB (FirstEnergy Nuclear Project) Series 2006B VRDN (Citibank N.A. LOC), 0.07%, 4/01/14 (c)	2,700	2,700,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.27%, 4/07/14 (c)	655	655,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 4/07/14 (c)	3,950	3,950,000
Bucks County Water & Sewer Authority RB Series 2006 MB, 4.00%, 6/01/14	100	100,591
Catasauqua Area School District GO Series 2009 MB, 4.60%, 5/15/14 (d)	150	151,238
Center City District RB (Business Improvement Assessment Project) Series 2004 MB, 4.00%, 12/01/14	150	153,752
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 4/07/14 (a)(b)(c)	2,400	2,400,000
Chester County GO Series 2009C MB, 2.50%, 7/15/14	310	311,940
Coatesville School District GO Series 2004 MB, 5.25%, 8/15/14 (d)	3,200	3,260,398
Council Rock School District GO Series 2006A MB, 4.00%, 2/15/15	100	103,215
Council Rock School District GO Series 2014 MB, 0.20%, 5/15/14	125	125,000
Cumberland County GO Series 2011 MB, 4.00%, 5/01/14	250	250,757
Delaware County IDA RB (Covanta Energy Project) Series 2013 VRDN (Bank of America N.A. LOC), 0.10%, 4/07/14 (c)	2,815	2,815,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Corporate Underlier), 0.10%, 4/07/14 (c)	1,900	1,900,000
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.05%, 4/07/14 (c)	1,600	1,600,000
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.05%, 4/07/14 (c)	2,600	2,600,000
Delaware River Port Authority RB Series 2010B VRDN (Barclays Bank PLC LOC), 0.05%, 4/07/14 (c)	3,700	3,700,000
Downingtown Area School District GO Series 2011 MB, 4.00%, 4/01/14	250	250,000
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.07%, 4/07/14 (c)	2,100	2,100,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.07%, 4/07/14 (c)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.07%, 4/07/14 (c)	$11,200	$11,200,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 4/07/14 (c)	1,160	1,160,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005C VRDN (TD Bank N.A. SBPA), 0.07%, 4/01/14 (c)	2,200	2,200,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.07%, 4/01/14 (c)	4,230	4,230,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.06%, 4/07/14 (c)	2,410	2,410,000
Hempfield School District GO Series 2014 MB, 1.00%, 10/15/14	220	220,983
Lancaster IDRB (Purple Cow Partners LLC Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.08%, 4/07/14 (c)	515	515,000
Lehigh County GO Series 2011 MB, 4.00%, 11/15/14	2,400	2,457,361
Lower Allen Township GO Series 2014 MB, 1.00%, 11/15/14	500	501,880
Lower Merion Township GO Series 2009 MB, 4.00%, 7/15/14 (d)	100	101,065
Lower Merion Township GO Series 2012A MB, 2.00%, 1/01/15	360	364,479
Mechanicsburg Area School District GO Series 2009 MB, 3.00%, 8/15/14	200	202,049
Methacton School District GO Series 2012A MB, 0.45%, 9/15/14	400	400,126
Montgomery County GO Series 2006 MB, 4.00%, 10/15/14 (e)	20	20,405
Montgomery County GO Series 2006A MB, 4.00%, 10/15/14 (e)	105	107,130
Montgomery County GO Series 2009A MB, 4.00%, 12/01/14	320	328,332
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.27%, 4/07/14 (c)	1,175	1,175,000
Owen J. Roberts School District GO Series 2013 MB, 1.00%, 5/15/14	490	490,428
Palmyra Area School District GO Series 2013 MB, 2.00%, 5/01/14	175	175,249
Penn Trafford School District GO Series 2008 MB, 3.25%, 5/01/14	250	250,579
Pennsbury School District GO Series 2013A MB, 1.00%, 8/01/14	235	235,569
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 4/07/14 (a)(b)(c)	27,685	27,685,000
Pennsylvania Economic Development Financing Authority RB (Convention Center Project) Series 2010 MB, 5.00%, 6/15/14	3,375	3,407,628
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 4/07/14 (c)	10,200	10,200,000
Pennsylvania Economic Development Financing Authority RB (Forum Place Project) SPEARS Series 2012DBE-1254 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 4/07/14 (a)(b)(c)	13,745	13,745,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	27

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Shippingport Project) Series 2002 VRDN (Bank of Nova Scotia LOC), 0.07%, 4/01/14 (c)	$1,000	$1,000,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 4/07/14 (c)	3,600	3,600,000
Pennsylvania Economic Development Financing Authority RB Series 2012A MB:
4.00%, 7/01/14	925	933,958
3.00%, 1/01/15	265	270,618
Pennsylvania GO Series 2004-3 MB, 5.00%, 9/01/14	505	514,946
Pennsylvania GO Series 2007A MB, 5.00%, 11/01/14	185	190,151
Pennsylvania GO Series 2007A-2 MB, 3.45%, 8/01/14	150	151,651
Pennsylvania GO Series 2010A-2 MB, 5.00%, 5/01/14	280	281,086
Pennsylvania GO Series 2012-1 MB, 5.00%, 7/01/14	200	202,380
Pennsylvania HFA MRB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 4/07/14 (a)(b)(c)	1,750	1,750,000
Pennsylvania HFA RB (Single Family Mortgage Project) Series 2002-75A VRDN (Barclays Bank PLC SBPA), 0.08%, 4/07/14 (c)	4,565	4,565,000
Pennsylvania HFA RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.07%, 4/07/14 (c)	405	405,000
Pennsylvania HFA RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 4/07/14 (c)	2,000	2,000,000
Pennsylvania HFA RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 4/07/14 (c)	7,615	7,615,000
Pennsylvania HFA RB Series 2006-93-B AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 4/01/14 (c)	2,100	2,100,000
Pennsylvania HFA RB Series 2007-98C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 4/01/14 (c)	4,215	4,215,000
Pennsylvania HFA RB Series 2007-99-C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 4/01/14 (c)	3,000	3,000,000
Pennsylvania Higher Education Assistance Agency RB (Refunding Capital Acquisition Project) Series 2012 MB, 0.60%, 12/15/14	100	100,148
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2012 MB, 3.00%, 12/01/14	245	249,544
Pennsylvania Higher Educational Facilities Authority RB (State System Higher Education Project) Series 2009AJ MB, 5.00%, 6/15/14	1,525	1,540,075
Pennsylvania Higher Educational Facilities Authority RB (State System of Higher Education Project) Series 2007A MB, 5.00%, 6/15/14	100	100,924
Pennsylvania Higher Educational Facilities Authority RB (Temple University Project) Series 2006 MB, 5.00%, 4/01/14	550	550,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 4/07/14 (a)(b)(c)	1,605	1,605,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB Series 2008 MB, 3.50%, 6/15/14	$400	$402,770
Pennsylvania Higher Educational Facilities Authority RB Series 2008AH MB, 5.00%, 6/15/14	125	126,213
Pennsylvania Higher Educational Facilities Authority RB Series 2013AO-1 MB, 5.00%, 6/15/14	210	211,951
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Program Project) Series 2009 MB, 5.00%, 6/15/14	845	853,104
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Project) Series 2010 MB, 5.00%, 6/15/14	730	737,014
Pennsylvania State Turnpike Commission RB SPEARS (Motor License Fund Project) Series 2012B-1179 VRDN (Deutsche Bank A.G. SBPA), 0.11%, 4/07/14 (a)(b)(c)	3,675	3,675,000
Pennsylvania State University RB PUTTERS Series 2007-1971 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 4/07/14 (a)(b)(c)	630	630,000
Pennsylvania State University RB Series 2002 MB, 5.25%, 8/15/14	225	229,282
Pennsylvania Turnpike Commission RB Municipal Trust Receipts Floaters Series 2010-3225 VRDN (Morgan Stanley SBPA), 0.40%, 4/07/14 (a)(b)(c)	1,600	1,600,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 4/07/14 (a)(b)(c)	2,300	2,300,000
Pennsylvania Turnpike Commission RB Series 2009B MB, 5.00%, 12/01/14	200	206,348
Perkiomen Valley School District GO Series 2014 MB, 2.00%, 11/15/14	335	338,578
Philadelphia Airport RB Series 2005A MB, 5.00%, 6/15/14	300	302,711
Philadelphia Airport RB Series 2011A MB, 5.00%, 6/15/14	700	706,473
Philadelphia Airport RB Series 2011B AMT MB, 4.00%, 6/15/14	600	604,303
Philadelphia Airport Revenue RB Series 2010D MB, 4.00%, 6/15/14	4,000	4,031,539
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 4/07/14 (c)	19,800	19,800,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 4/07/14 (c)	3,300	3,300,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.07%, 4/07/14 (c)	2,315	2,315,000
Philadelphia Gas Works RB Series 2009C VRDN (Barclays Bank PLC LOC), 0.06%, 4/07/14 (c)	1,510	1,510,000
Philadelphia Gas Works RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.05%, 4/07/14 (c)	13,900	13,900,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 4/07/14 (c)	26,000	26,000,000

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 4/01/14 (c)	$12,750	$12,750,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 4/01/14 (c)	1,095	1,095,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank PLC LOC), 0.06%, 4/07/14 (c)	14,100	14,100,000
Radnor Township GO Series 2010 MB, 4.00%, 6/15/14	210	211,667
Red Lion Area School District GO Series 2014 MB, 1.00%, 2/01/15	735	739,481
Seneca Valley School District GO Series 2008 MB, 5.00%, 7/01/14	135	136,534
Souderton Area School District GO Series 2009AA MB, 5.00%, 9/01/14	150	152,926
South Western School District GO 2013 MB, 1.00%, 5/15/14	345	345,301
Southeastern Pennsylvania Transportation Authority RB (Capital Grants Receipt Project) Series 2011 MB, 5.00%, 6/01/14	850	856,323
Southmoreland School District GO Series 2014A MB, 1.00%, 10/01/14	1,185	1,189,195
Springfield Township School District GO Series 2011MB, 2.00%, 11/15/14	100	101,087
Union County Higher Educational Facilities Financing Authority RB (Bucknell University Project) Series 2013A MB, 2.00%, 4/01/14	100	100,000
Unionville-Chadds Ford School District GO Series 2010A MB, 4.00%, 6/01/14	305	306,947
University of Pittsburgh RB (Capital Project) Series 2009B MB, 5.00%, 9/15/14	380	388,275
University of Pittsburgh RB Series 2009A MB:
3.50%, 9/15/14	425	431,266
5.00%, 9/15/14	150	153,254
Warwick School District GO Series 2014A MB, 1.00%, 3/01/15	805	810,509
West Perry School District GO Series 2013 MB, 2.00%, 5/15/14	80	80,165
West Perry School District GO Series 2013A MB, 2.00%, 5/15/14	295	295,608

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
West Pikeland Township GO Series 2013 MB, 2.00%, 12/15/14	$190	$192,275
Wilkes-Barre Area School District GO Series 2007 MB, 5.00%, 4/01/14	200	200,000
Wilson School District GO Series 2012 MB, 0.80%, 5/15/14	150	150,091
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 4/07/14 (c)	185	185,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Honeywell International, Inc. Corporate Underlier), 0.11%, 4/07/14 (c)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.27%, 4/07/14 (c)	850	850,000
Total Municipal Bonds — 95.2%		276,121,248

Closed-End Investment Companies (a)(c)
Pennsylvania — 3.8%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2014-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 4/07/14	5,000	5,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 4/07/14	6,000	6,000,000
Total Closed-End Investment Companies — 3.8%		11,000,000
Total Investments (Cost — $287,121,248*) — 99.0%		287,121,248
Other Assets Less Liabilities — 1.0%		2,927,286

Net Assets — 100.0%		$290,048,534

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e) Security is collateralized by Municipal or US Treasury obligations.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	29

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 or the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$287,121,248	—	$287,121,248

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, cash of $2,469,757 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2014

Schedule of Investments March 31, 2014	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 96.4%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 4/01/14 (a)	$450	$450,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 4/07/14 (a)	515	515,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.06%, 4/07/14 (a)	650	650,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 4/07/14 (a)	600	600,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.05%, 4/07/14 (a)	50	50,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 VRDN, 0.05%, 4/07/14 (a)	400	400,000
Fauquier County GO (School Buildings Project) Series 2006 MB, 5.00%, 7/01/14	200	202,385
Hampton Redevelopment & Housing Authority RB (Township Apartments Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.06%, 4/07/14 (a)	725	725,000
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.05%, 4/07/14 (a)	300	300,000
Henrico County GO (Public Improvement Project) Series 2005 MB, 5.00%, 7/15/14	800	811,259
Loudoun County GO (Public Improvement Project) Series 2004A MB, 5.25%, 5/01/14	305	306,276
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.05%, 4/07/14 (a)	600	600,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.17%, 4/07/14 (a)	200	200,000
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.08%, 4/01/14 (a)	1,350	1,350,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds VRDN (Wells Fargo Bank N.A. LOC), 0.45%, 5/15/14 (a)	620	620,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.08%, 4/07/14 (a)	455	455,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 4/07/14 (a)	300	300,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 4/01/14 (a)	$700	$700,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 4/01/14 (a)	150	150,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank PLC SBPA), 0.11%, 4/07/14 (a)(b)(c)	2,000	2,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 4/07/14 (a)(b)(c)	1,600	1,600,000
Virginia Commonwealth Transportation Board RB (Capital Projects) Series 2012 MB, 4.00%, 5/15/14	200	200,912
Virginia GO Series 2005A MB, 5.00%, 6/01/14	700	705,667
Virginia Public School Authority RB (School Financing 1997 Resolution Project) Series 2005B MB, 5.25%, 8/01/14	300	305,069
Virginia Resources Authority RB (Clean Water Project) Series 2007 MB, 5.00%, 10/01/14	185	189,387
Virginia Resources Authority RB (Pooled Financing Project) Series 2013A MB, 2.00%, 11/01/14	200	202,098
Virginia Resources Authority RB (Unrefunded Balance Project) Series 2011A MB, 5.00%, 11/01/14	100	102,769
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.07%, 4/07/14 (a)	300	300,000
Total Investments (Cost — $14,990,822*) — 96.4%		14,990,822
Other Assets Less Liabilities — 3.6%		554,896

Net Assets — 100.0%		$15,545,718

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	31

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$14,990,822	—	$14,990,822

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, cash of $33,380 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2014

Statements of Assets and Liabilities

March 31, 2014	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Assets
Investments at value[1]	$1,492,323,017	$192,409,320	$157,009,005	$44,675,669
Repurchase agreements at value[2]	119,447,000	168,332,000	—	—
Cash	—	—	438,139	54,959
Capital shares sold receivable	298,596	3,594	47	—
Interest receivable	536,530	167,221	223,828	56,170
Receivable from Manager	232,981	8,396	64,392	7,345
Prepaid expenses	73,714	27,693	26,634	6,823

Total assets	1,612,911,838	360,948,224	157,762,045	44,800,966

Liabilities
Investments purchased payable	—	14,495,052	988,262	—
Income dividends payable	23	10	5	1
Capital shares redeemed payable	2,051,307	118,586	—	—
Other affiliates payable	377,053	74,155	61,156	7,524
Investment advisory fees payable	156,674	146	3,661	—
Professional fees payable	34,135	28,631	36,954	36,651
Officer’s and Trustees’ fees payable	11,199	3,444	1,446	1,098
Other accrued expenses payable	155,757	78,733	16,412	8,396

Total liabilities	2,786,148	14,798,757	1,107,896	53,670

Net Assets	$1,610,125,690	$346,149,467	$156,654,149	$44,747,296

Net Assets Consist of
Paid-in capital	$1,610,113,483	$346,143,005	$156,661,706	$44,747,296
Undistributed net investment income	—	—	19	—
Accumulated net realized loss	12,207	6,462	(7,576)	—

Net Assets	$1,610,125,690	$346,149,467	$156,654,149	$44,747,296

[1] Investments at cost	$1,492,323,017	$192,409,320	$157,009,005	$44,675,669
[2] Repurchase agreements at cost	$119,447,000	$168,332,000	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	33

Statements of Assets and Liabilities (continued)

March 31, 2014	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Net Asset Value
Institutional
Net assets	$857,062,465	$186,536,728	$60,317,477	$31,152,703

Shares outstanding[3]	857,084,340	186,568,896	60,306,590	31,129,164

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$444,819,694	$138,671,964	$94,896,922	$13,347,715

Shares outstanding[3]	444,831,002	138,695,880	94,879,812	13,337,629

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$280,222,068	$20,940,775	$1,439,750	$246,878

Shares outstanding[3]	280,229,216	20,944,406	1,439,490	246,691

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$2,233,487	—	—	—

Shares outstanding[3]	2,233,545	—	—	—

Net asset value	$1.00	—	—	—

Investor C
Net assets	$25,787,976	—	—	—

Shares outstanding[3]	25,788,637	—	—	—

Net asset value	$1.00	—	—	—

[3]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	MARCH 31, 2014

Statements of Assets and Liabilities (concluded)

March 31, 2014	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Assets
Investments at value[1]	$46,970,434	$43,311,993	$287,121,248	$14,990,822
Cash	74,744	2,377,699	2,469,757	33,380
Investments sold receivable	500,003	3,800,086	2,000,000	500,000
Interest receivable	107,689	57,325	386,722	44,393
Receivable from Manager	10,791	9,715	11,435	11,140
Prepaid expenses	6,944	6,987	20,433	6,279

Total assets	47,670,605	49,563,805	292,009,595	15,586,014

Liabilities
Investments purchased payable	—	—	1,816,075	—
Income dividends payable	2	4	9	1
Professional fees payable	37,665	34,388	37,423	34,659
Other affiliates payable	1,079	12,556	78,344	1,443
Officer’s and Trustees’ fees payable	1,018	1,251	2,970	777
Other accrued expenses payable	5,385	8,121	26,240	3,416

Total liabilities	45,149	56,320	1,961,061	40,296

Net Assets	$47,625,456	$49,507,485	$290,048,534	$15,545,718

Net Assets Consist of
Paid-in capital	$47,635,225	$49,508,905	$290,048,811	$15,543,898
Undistributed net investment income	—	—	56	—
Accumulated net realized gain (loss)	(9,769)	(1,420)	(333)	1,820

Net Assets	$47,625,456	$49,507,485	$290,048,534	$15,545,718

[1] Investments at cost	$46,970,434	$43,311,993	$287,121,248	$14,990,822

Net Asset Value
Institutional
Net assets	$47,466,852	$40,208,251	$274,590,958	$15,545,718

Shares outstanding[2]	47,471,993	40,176,235	274,538,467	15,525,539

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$144,731	$9,220,565	$15,394,801	—

Shares outstanding[2]	144,747	9,213,222	15,391,858	—

Net asset value	$1.00	$1.00	$1.00	—

Investor A
Net assets	$13,873	$78,669	$62,775	—

Shares outstanding[2]	13,874	78,607	62,763	—

Net asset value	$1.00	$1.00	$1.00	—

[2]	Unlimited number of shares authorized, $ 0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	35

Statements of Operations

Year Ended March 31, 2014	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Investment Income
Income	$3,770,678	$311,890	$214,166	$99,018

Expenses
Investment advisory	6,877,488	1,952,473	635,528	244,612
Transfer agent — class specific	2,310,266	640,035	221,039	53,427
Service and distribution — class specific	2,134,890	648,699	193,518	63,195
Administration	1,026,905	324,738	105,922	40,771
Administration — class specific	363,436	108,470	35,307	13,591
Registration	107,180	38,869	45,040	10,005
Custodian	70,399	57,560	9,307	4,387
Printing	52,593	14,687	4,462	2,383
Professional	52,563	43,139	42,186	48,032
Officer and Trustees	51,005	15,897	7,036	4,598
Miscellaneous	51,434	29,788	18,675	13,638

Total expenses	13,098,159	3,874,355	1,318,020	498,639
Less fees waived by Manager	(4,519,469)	(1,946,099)	(598,549)	(237,567)
Less service and distribution fees waived — class specific	(2,134,890)	(648,699)	(193,518)	(63,195)
Less administration fees waived	—	(215,845)	(22,375)	(26,127)
Less administration fees waived — class specific	(363,436)	(108,470)	(35,307)	(13,591)
Less transfer agent fees waived — class specific	(61,216)	(3,659)	(1,320)	(414)
Less transfer agent fees reimbursed — class specific	(2,249,050)	(636,376)	(219,715)	(52,991)
Less expenses reimbursed by Manager	—	(3,478)	(33,122)	(5,753)

Total expenses after fees waived and reimbursed	3,770,098	311,729	214,114	99,001

Net investment income	580	161	52	17

Realized Gain
Net realized gain (loss) from investments	34,431	30,635	(2,660)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,011	$30,796	$(2,608)	$17

See Notes to Financial Statements.

36	BLACKROCK FUNDS	MARCH 31, 2014

Statements of Operations (concluded)

Year Ended March 31, 2014	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Investment Income
Income	$71,542	$79,825	$388,986	$18,900

Expenses
Investment advisory	259,946	304,422	1,385,340	75,165
Professional	50,523	40,545	46,631	47,884
Administration	43,324	50,750	230,890	12,528
Administration — class specific	14,442	16,943	76,951	4,175
Registration	10,373	8,832	24,654	11,258
Transfer agent — class specific	8,085	94,206	492,128	12,119
Custodian	4,846	4,693	16,448	2,438
Officer and Trustees	4,636	5,018	11,925	3,357
Printing	2,084	2,385	7,473	851
Service and distribution — class specific	387	22,216	40,276	—
Miscellaneous	11,185	12,476	16,185	9,842

Total expenses	409,831	562,486	2,348,901	179,617
Less fees waived by Manager	(258,277)	(298,954)	(1,317,348)	(75,165)
Less service and distribution fees waived — class specific	(387)	(22,216)	(40,276)	—
Less administration fees waived	(36,174)	(41,735)	(33,325)	(12,453)
Less administration fees waived — class specific	(14,442)	(16,943)	(76,951)	(4,175)
Less transfer agent fees waived — class specific	(303)	(326)	(1,337)	(107)
Less transfer agent fees reimbursed — class specific	(7,779)	(93,879)	(490,791)	(12,012)
Less expenses reimbursed by Manager	(20,948)	(8,631)	—	(56,811)

Total expenses after fees waived and reimbursed	71,521	79,802	388,873	18,894

Net investment income	21	23	113	6

Realized Gain
Net realized gain from investments	13,102	—	262	1,820

Net Increase in Net Assets Resulting from Operations	$13,123	$23	$375	$1,826

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	37

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013	2014	2013

Operations
Net investment income	$580	$514	$161	$120	$52	$44
Net realized gain (loss)	34,431	26,856	30,635	27,133	(2,660)	1,530

Net increase (decrease) in net assets resulting from operations	35,011	27,370	30,796	27,253	(2,608)	1,574

Dividends and Distributions to Shareholders From [1]
Net investment income:
Institutional	(308)	(264)	(65)	(67)	(24)	(39)
Service	(137)	(125)	(88)	(45)	(28)	(26)
Investor A	(121)	(113)	(8)	(8)	—	(1)
Investor B	(1)	(2)	—	—	—	—
Investor C	(13)	(10)	—	—	—	—
Net realized gain:
Institutional	(20,725)	(16,422)	(21,166)	(3,272)	—	—
Service	(7,993)	(6,666)	(22,254)	(2,027)	—	—
Investor A	(6,289)	(6,857)	(3,167)	(291)	—	—
Investor B	(64)	(115)	—	—	—	—
Investor C	(727)	(638)	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(36,378)	(31,212)	(46,748)	(5,710)	(52)	(66)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	166,552,594	(14,189,685)	(29,862,249)	67,103,703	(31,148,131)	51,546,634

Net Assets
Total increase (decrease) in net assets	166,551,227	(14,193,527)	(29,878,201)	67,125,246	(31,150,791)	51,548,142
Beginning of year	1,443,574,463	1,457,767,990	376,027,668	308,902,422	187,804,940	136,256,798

End of year	$1,610,125,690	$1,443,574,463	$346,149,467	$376,027,668	$156,654,149	$187,804,940

Undistributed net investment income, end of year	$—	$—	$—	$—	$19	$19

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	MARCH 31, 2014

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio		BlackRock Ohio Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013	2014	2013

Operations
Net investment income	$17	$16	$21	$19	$23	$21
Net realized gain (loss)	—	—	13,102	—	—	(1,420)

Net increase (decrease) in net assets resulting from operations	17	16	13,123	19	23	(1,399)

Dividends and Distributions to Shareholders From [1]
Net investment income:
Institutional	(9)	(10)	(21)	(19)	(20)	(19)
Service	(8)	(6)	—	—	(3)	(2)

Decrease in net assets resulting from dividends and distributions to shareholders	(17)	(16)	(21)	(19)	(23)	(21)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(3,869,528)	(6,365,808)	(12,529,598)	15,839,394	(12,103,661)	(2,049,652)

Net Assets
Total increase (decrease) in net assets	(3,869,528)	(6,365,808)	(12,516,496)	15,839,394	(12,103,661)	(2,051,072)
Beginning of year	48,616,824	54,982,632	60,141,952	44,302,558	61,611,146	63,662,218

End of year	$44,747,296	$48,616,824	$47,625,456	$60,141,952	$49,507,485	$61,611,146

Undistributed net investment income, end of year	$—	$—	$—	$—	$—	$—

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	39

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$113	$106	$6	$84
Net realized gain (loss)	262	(595)	1,820	—

Net increase (decrease) in net assets resulting from operations	375	(489)	1,826	84

Dividends and Distributions to Shareholders From [1]
Net investment income:
Institutional	(107)	(99)	(6)	(84)
Service	(6)	(7)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(113)	(106)	(6)	(84)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(22,129,427)	46,940,082	838,254	(7,588,214)

Net Assets
Total increase (decrease) in net assets	(22,129,165)	46,939,487	840,074	(7,588,214)
Beginning of year	312,177,699	265,238,212	14,705,644	22,293,858

End of year	$290,048,534	$312,177,699	$15,545,718	$14,705,644

Undistributed net investment income, end of year	$56	$56	$—	$—

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	MARCH 31, 2014

Financial Highlights	BlackRock Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0013	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0013	0.0000	0.0000	0.0000	0.0000	0.0003
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0013)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0013)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.13%	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.69%	0.70%	0.70%	0.71%	0.74%	0.96%	0.94%	0.94%	0.96%	0.98%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%	0.30%	0.27%	0.36%	0.41%	0.24%	0.30%	0.27%	0.37%	0.52%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.14%	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$857,062	$736,195	$790,645	$785,316	$433,778	$444,820	$380,303	$332,427	$391,617	$365,358

	Investor A
	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0003
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.91%	0.91%	0.89%	0.91%	0.93%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%	0.30%	0.27%	0.37%	0.53%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$280,222	$296,089	$299,205	$314,811	$358,698

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	41

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor B					Investor C
	Year Ended March 31,					Year Ended March 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0004
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0002	0.0000	0.0000	0.0000	0.0000	0.0004
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0004)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0004)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.03%	0.00%	0.00%	0.00%	0.00%	0.04%

Ratios to Average Net Assets
Total expenses	1.73%	1.70%	1.71%	1.75%	1.81%	1.58%	1.60%	1.62%	1.68%	1.75%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%	0.30%	0.27%	0.37%	0.55%	0.24%	0.30%	0.27%	0.38%	0.55%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.02%	0.00%	0.00%	0.00%	0.00%	0.04%

Supplemental Data
Net assets, end of year (000)	$2,233	$4,577	$6,306	$7,207	$11,528	$25,788	$26,411	$29,185	$23,683	$19,016

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	MARCH 31, 2014

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001	0.0001	0.0000	0.0000	0.0000	0.0001
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.01%	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.74%	0.75%	0.74%	0.74%	0.75%	1.00%	0.97%	0.95%	0.95%	0.95%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.15%	0.09%	0.20%	0.21%	0.07%	0.15%	0.09%	0.20%	0.22%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$186,537	$170,058	$189,361	$133,623	$188,346	$138,672	$170,806	$99,022	$118,827	$149,629

	Investor A
	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.93%	0.92%	0.89%	0.86%	0.87%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.15%	0.10%	0.20%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$20,941	$35,163	$20,520	$104,971	$92,759

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	43

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0011	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002
Dividends and distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0011)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.02%	0.11%	0.00%	0.00%	0.00%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	0.80%	0.79%	0.81%	0.80%	0.79%	1.04%	1.03%	1.06%	1.06%	1.02%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%	0.22%	0.22%	0.39%	0.43%	0.15%	0.22%	0.20%	0.42%	0.51%
Net investment income	0.00%	0.00%	0.00%	0.02%	0.12%	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$60,317	$74,086	$78,590	$62,845	$67,046	$94,897	$111,132	$56,951	$34,991	$50,013

	Investor A
	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Dividends and distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	1.03%	0.99%	0.97%	0.94%	0.92%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%	0.21%	0.25%	0.41%	0.51%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.03%

Supplemental Data
Net assets, end of year (000)	$1,440	$2,588	$715	$2,611	$3,443

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	MARCH 31, 2014

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0022	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005
Net realized gain	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0003	0.0022	0.0000	0.0000	0.0000	0.0000	0.0005
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0022)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0005)
Net realized gain	—	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0022)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0005)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.03%	0.22%	0.00%	0.00%	0.00%	0.00%	0.05%

Ratios to Average Net Assets
Total expenses	0.85%	0.85%	0.85%	0.80%	0.79%	1.00%	1.00%	1.05%	1.02%	1.04%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%	0.26%	0.27%	0.39%	0.41%	0.18%	0.25%	0.28%	0.42%	0.59%
Net investment income	0.00%	0.00%	0.00%	0.02%	0.24%	0.00%	0.00%	0.00%	0.00%	0.05%

Supplemental Data
Net assets, end of year (000)	$31,153	$32,345	$41,966	$46,755	$59,520	$13,348	$16,025	$12,895	$15,935	$19,373

	Investor A
	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0006
Net realized gain	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0006
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0006)
Net realized gain	—	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0006)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.06%

Ratios to Average Net Assets
Total expenses	1.12%	1.32%	0.94%	0.90%	0.92%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%	0.25%	0.38%	0.41%	0.59%
Net investment income	0.00%	0.00%	0.01%	0.01%	0.06%

Supplemental Data
Net assets, end of year (000)	$247	$247	$122	$11,318	$15,025

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	45

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0009	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Dividends and distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0009)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.09%	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.71%	0.70%	0.76%	0.69%	0.73%	1.22%	1.10%	1.15%	1.21%	0.98%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	0.19%	0.15%	0.29%	0.30%	0.12%	0.20%	0.19%	0.30%	0.41%
Net investment income	0.00%	0.00%	0.00%	0.01%	0.10%	0.00%	0.00%	0.00%	0.00%	0.06%

Supplemental Data
Net assets, end of year (000)	$47,467	$60,078	$44,159	$46,622	$74,251	$145	$30	$65	$138	$165

	Investor A
	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Dividends and distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	2.32%	1.35%	1.23%	1.10%	1.12%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.20%	0.15%	0.30%	0.39%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of year (000)	$14	$34	$78	$90	$106

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	MARCH 31, 2014

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0029	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]	—	—	—	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0003	0.0029	0.0000	0.0000	0.0000	0.0000	0.0009
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0029)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0009)
Net realized gain	—	—	—	(0.0000)[3]	(0.0000)[3]	—	—	—	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0029)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0009)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.03%	0.29%	0.00%	0.00%	0.00%	0.00%	0.09%

Ratios to Average Net Assets
Total expenses	0.80%	0.79%	0.74%	0.74%	0.75%	1.06%	1.04%	1.04%	0.97%	1.02%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	0.21%	0.18%	0.37%	0.41%	0.12%	0.20%	0.19%	0.40%	0.62%
Net investment income	0.00%	0.00%	0.00%	0.03%	0.29%	0.00%	0.00%	0.00%	0.00%	0.10%

Supplemental Data
Net assets, end of year (000)	$40,208	$52,178	$59,034	$88,491	$149,659	$9,221	$9,428	$4,623	$4,156	$4,591

	Investor A
	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0011
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0011
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0011)
Net realized gain	—	—	—	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0011)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.11%

Ratios to Average Net Assets
Total expenses	1.39%	4.70%	0.91%	0.88%	0.88%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%	0.20%	0.26%	0.40%	0.60%
Net investment income	0.00%	0.00%	0.00%	0.02%	0.12%

Supplemental Data
Net assets, end of year (000)	$79	$5	$5	$5,388	$13,318

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	47

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—	—	0.0000 [1]	—	0.0000 [1]	—	—	0.0000 [1]	—	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0005	0.0000	0.0000	0.0000	0.0000	0.0000
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0005)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	—	(0.0000)[3]	—	(0.0000)[3]	—	—	(0.0000)[3]	—	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0005)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.06%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.75%	0.72%	0.74%	0.73%	0.75%	0.99%	0.98%	0.96%	0.90%	0.91%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.20%	0.19%	0.31%	0.39%	0.13%	0.19%	0.21%	0.31%	0.46%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.07%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$274,591	$294,800	$248,836	$287,394	$332,387	$15,395	$17,315	$16,333	$30,649	$27,166

	Investor A
	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	—	—	0.0000 [1]	—	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	—	—	(0.0000)[3]	—	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	1.53%	1.34%	0.85%	0.84%	0.85%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.22%	0.27%	0.31%	0.44%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of year (000)	$63	$63	$69	$17,434	$22,109

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	MARCH 31, 2014

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	Investor A
	Year Ended March 31,
	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0011
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0002	0.0011
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0011)
Net realized gain	—	—	—	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0002)	(0.0011)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.02%	0.12%

Ratios to Average Net Assets
Total expenses	1.08%	0.94%	0.85%	0.81%	0.80%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%	0.20%	0.18%	0.29%	0.32%
Net investment income	0.00%	0.00%	0.00%	0.02%	0.13%

Supplemental Data
Net assets, end of year (000)	$15,546	$14,706	$22,294	$28,370	$42,326

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2014	49

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massa-chusetts business trust. BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. Each of the Funds, except Money Market, U.S. Treasury and Municipal, is classified as non-diversified. Each Fund may offer Institutional, Service, Investor A, Investor B and Investor C Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A, Investor B, and Investor C Shares received in exchange for similar shares of another fund advised by the Manager or its affiliates may be subject to a contingent deferred sales charge (“CDSC”). Under certain circumstances Investor B Shares automatically convert to Investor A Shares after approximately seven, eight or ten years. Investor B and Investor C Shares are only available for exchange from Investor B or Investor C shares, respectively, of non-money market funds advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Funds may enter into repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the

50	BLACKROCK FUNDS	MARCH 31, 2014

Notes to Financial Statements (continued)

collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each an “MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a par-

ticular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.450%
$1 billion - $2 billion	0.400%
$2 billion - $3 billion	0.375%
Greater than $3 billion	0.350%

The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

For the year ended March 31, 2014, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Service	Investor A	Investor B	Investor C	Total
Money Market	$936,600	$826,082	$32,589	$339,619	$2,134,890
U.S. Treasury	$574,415	$74,284	—	—	$648,699
Municipal	$189,708	$3,810	—	—	$193,518
New Jersey Municipal	$62,577	$618	—	—	$63,195
North Carolina Municipal	$340	$47	—	—	$387
Ohio Municipal	$22,062	$154	—	—	$22,216
Pennsylvania Municipal	$40,120	$156	—	—	$40,276

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

BLACKROCK FUNDS	MARCH 31, 2014	51

Notes to Financial Statements (continued)

For the year ended March 31, 2014, the Funds paid the following to affiliates in return for these services, which are included in transfer agent - class specific in the Statements of Operations:

	Institutional	Service	Investor A	Total
Money Market	$1,253,007	$554,706	$68,169	$1,875,882
U.S. Treasury	$245,983	$327,943	$7,818	$581,744
Municipal	$97,201	$105,950	—	$203,151
New Jersey Municipal	$40,207	$10,382	—	$50,589
North Carolina Municipal	$6,018	$222	—	$6,240
Ohio Municipal	$79,416	$12,767	—	$92,183
Pennsylvania Municipal	$430,094	$23,024	—	$453,118
Virginia Municipal	$9,957	—	—	$9,957

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended March 31, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$3,668	$3,532	$51,653	$893	$1,471	$61,217
U.S. Treasury	$823	$1,575	$1,260	—	—	$3,658
Municipal	$334	$622	$365	—	—	$1,321
New Jersey Municipal	$128	$233	$75	—	—	$436
North Carolina Municipal	$232	$12	$62	—	—	$306
Ohio Municipal	$213	$62	$52	—	—	$327
Pennsylvania Municipal	$1,103	$127	$107	—	—	$1,337
Virginia Municipal	$107	—	—	—	—	$107

For the year ended March 31, 2014, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,278,114	$615,492	$397,647	$5,941	$13,072	$2,310,266
U.S. Treasury	$249,315	$364,702	$26,018	—	—	$640,035
Municipal	$102,732	$116,241	$2,066	—	—	$221,039
New Jersey Municipal	$41,169	$11,855	$403	—	—	$53,427
North Carolina Municipal	$7,467	$358	$260	—	—	$8,085
Ohio Municipal	$80,698	$13,215	$293	—	—	$94,206
Pennsylvania Municipal	$467,549	$24,148	$431	—	—	$492,128
Virginia Municipal	$12,119	—	—	—	—	$12,119

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million - $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

52	BLACKROCK FUNDS	MARCH 31, 2014

Notes to Financial Statements (continued)

For the year ended March 31, 2014, the Funds paid the following to the Manager in return for these services, which are included in administration, administration — class specific, in the Statements of Operations:

Money Market	$1,312,794
U.S. Treasury	$193,171
Municipal	$109,316
New Jersey Municipal	$23,040
North Carolina Municipal	$16,227
Ohio Municipal	$20,098
Pennsylvania Municipal	$256,647
Virginia Municipal	$938

For the year ended March 31, 2014, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$177,812	$93,654	$82,645	$816	$8,509	$363,436
U.S. Treasury	$43,601	$57,441	$7,428	—	—	$108,470
Municipal	$15,955	$18,971	$381	—	—	$35,307
New Jersey Municipal	$7,277	$6,252	$62	—	—	$13,591
North Carolina Municipal	$14,403	$34	$5	—	—	$14,442
Ohio Municipal	$14,721	$2,206	$16	—	—	$16,943
Pennsylvania Municipal	$72,924	$4,012	$15	—	—	$76,951
Virginia Municipal	$4,175	—	—	—	—	$4,175

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market	U.S. Treasury	Municipal	New Jersey Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.42%	0.41%	0.42%	0.39%
Service	0.72%	0.71%	0.72%	0.69%
Investor A	0.89%	0.88%	0.89%	0.96%
Investor B	1.49%	N/A	N/A	N/A
Investor C	1.49%	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%[2]
Investor A	0.87%	0.96%	0.99%	0.87%[2]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2014 unless approved by the Board, including a majority of the Independent Trustees.

[2]	Fund currently active but no assets in share class.

BLACKROCK FUNDS	MARCH 31, 2014	53

Notes to Financial Statements (continued)

In addition, the Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

These amounts are reported in the Statements of Operations as fees waived by Manager, service and distribution fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific. For the year ended March 31, 2014, the amounts included in fees waived by Manager were as follows:

Administration Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$177,812	$93,654	$82,645	$816	$8,509	$363,436
U.S. Treasury	$43,601	$57,441	$7,428	—	—	$108,470
Municipal	$15,955	$18,971	$381	—	—	$35,307
New Jersey Municipal	$7,277	$6,252	$62	—	—	$13,591
North Carolina Municipal	$14,403	$34	$5	—	—	$14,442
Ohio Municipal	$14,721	$2,206	$16	—	—	$16,943
Pennsylvania Municipal	$72,924	$4,012	$15	—	—	$76,951
Virginia Municipal	$4,175	—	—	—	—	$4,175

Service and Distribution Fees Waived
	Service	Investor A	Investor B	Investor C	Total
Money Market	$936,600	$826,082	$32,589	$339,619	$2,134,890
U.S. Treasury	$574,415	$74,284	—	—	$648,699
Municipal	$189,708	$3,810	—	—	$193,518
New Jersey Municipal	$62,577	$618	—	—	$63,195
North Carolina Municipal	$340	$47	—	—	$387
Ohio Municipal	$22,062	$154	—	—	$22,216
Pennsylvania Municipal	$40,120	$156	—	—	$40,276

Transfer Agent Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$3,668	$3,532	$51,653	$892	$1,471	$61,216
U.S. Treasury	$823	$1,575	$1,261	—	—	$3,659
Municipal	$333	$622	$365	—	—	$1,320
New Jersey Municipal	$127	$212	$75	—	—	$414
North Carolina Municipal	$231	$10	$62	—	—	$303
Ohio Municipal	$213	$61	$52	—	—	$326
Pennsylvania Municipal	$1,103	$127	$107	—	—	$1,337
Virginia Municipal	$107	—	—	—	—	$107

Transfer Agent Fees Reimbursed
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,274,446	$611,960	$345,994	$5,049	$11,601	$2,249,050
U.S. Treasury	$248,491	$363,127	$24,758	—	—	$636,376
Municipal	$102,398	$115,619	$1,698	—	—	$219,715
New Jersey Municipal	$41,041	$11,622	$328	—	—	$52,991
North Carolina Municipal	$7,235	$346	$198	—	—	$7,779
Ohio Municipal	$80,485	$13,154	$240	—	—	$93,879
Pennsylvania Municipal	$466,446	$24,021	$324	—	—	$490,791
Virginia Municipal	$12,012	—	—	—	—	$12,012

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

54	BLACKROCK FUNDS	MARCH 31, 2014

Notes to Financial Statements (continued)

On March 31, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2015	2016
Money Market
Fund Level	$1,526,406	$1,592,907
Institutional	$1,278,930	$1,455,926
U.S. Treasury
Fund Level	$545,200	$697,279
Institutional	$322,218	$292,916
Service	$—	$19,553
Municipal
Fund Level	$257,120	$274,627
Institutional	$125,331	$118,687
Service	$1,278	$1,086
New Jersey Municipal
Fund Level	$143,457	$156,098
Institutional	$66,447	$48,445
Investor A	$20	$—
North Carolina Municipal
Fund Level	$194,140	$213,370
Institutional	$21,280	$21,869
Service	$21	$91
Investor A	$10	$167
Ohio Municipal
Fund Level	$152,066	$164,661
Institutional	$86,119	$95,419
Service	$151	$96
Investor A	$172	$64
Pennsylvania Municipal
Fund Level	$412,054	$446,223
Institutional	$434,582	$540,474
Service	$5,242	$9,857
Investor A	$26	$130
Virginia Municipal
Fund Level	$102,572	$112,978
Institutional	$18,410	$16,295

BLACKROCK FUNDS	MARCH 31, 2014	55

Notes to Financial Statements (continued)

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on March 31, 2014:

Money Market
Fund Level	$1,538,856
Institutional	$1,420,318
U.S. Treasury
Fund Level	$569,203
Institutional	$321,974
Municipal
Fund Level	$261,042
Institutional	$98,759
Service	$792
New Jersey Municipal
Fund Level	$171,645
Institutional	$82,848
Investor A	$—
North Carolina Municipal
Fund Level	$194,445
Institutional	$22,259
Service	$20
Investor A	$—
Ohio Municipal
Fund Level	$213,398
Institutional	$123,584
Service	$41
Investor A	$115
Pennsylvania Municipal
Fund Level	$471,497
Institutional	$552,272
Service	$—
Investor A	$83
Virginia Municipal
Fund Level	$141,504
Institutional	$26,062

For the year ended March 31, 2014, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
Money Market	$4,008	$8,907	$11,640

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended March 31, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Money Market	($7,900,349)	$—
Municipal	($105,396,325)	$114,013,814
New Jersey Municipal	($13,285,102)	$28,166,186
North Carolina Municipal	($38,438,786)	$30,396,797
Ohio Municipal	($28,517,197)	$26,916,254
Pennsylvania Municipal	($181,730,707)	$134,651,365
Virginia Municipal	($7,100,111)	$11,450,393

56	BLACKROCK FUNDS	MARCH 31, 2014

Notes to Financial Statements (continued)

5. Income Tax Information:

The tax character of distributions paid during the fiscal years ended March 31, 2014 and March 31, 2013 was as follows:

	Tax-Exempt Income[1]	Ordinary Income	Total
Money Market
3/31/14	—	$36,378	$36,378
3/31/13	—	$31,212	$31,212
U.S. Treasury
3/31/14	—	$46,748	$46,748
3/31/13	—	$5,710	$5,710
Municipal
3/31/14	$52	—	$52
3/31/13	$66	—	$66
New Jersey Municipal
3/31/14	$17	—	$17
3/31/13	$16	—	$16

	Tax-Exempt Income[1]	Ordinary Income	Total
North Carolina Municipal
3/31/14	$21	—	$21
3/31/13	$19	—	$19
Ohio Municipal
3/31/14	$23	—	$23
3/31/13	$21	—	$21
Pennsylvania Municipal
3/31/14	$113	—	$113
3/31/13	$106	—	$106
Virginia Municipal
3/31/14	$6	—	$6
3/31/13	$84	—	$84

[1]	The Funds designate these amounts paid during the fiscal year ended March 31, 2014, as exempt-interest dividends.

As of March 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward	Qualified late-year losses[2]	Total Accumulated Earnings (Losses)
Money Market	—	$12,207	—	—	$12,207
U.S. Treasury	—	$6,462	—	—	$6,462
Municipal	$19	—	$(4,489)	$(3,087)	$(7,557)
North Carolina Municipal	—	—	$(9,769)	—	$(9,769)
Ohio Municipal	—	—	$(1,420)	—	$(1,420)
Pennsylvania Municipal	$56	—	$(333)	—	$(277)
Virginia Municipal	—	$1,820	—	—	$1,820

[2]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2015.

As of March 31, 2014, there were no significant differences between book and tax components of net assets.

During the year ended March 31, 2014, the Funds utilized the following amounts of their respective capital loss carryforward:

Municipal	$427
North Carolina Municipal	$13,102
Pennsylvania Municipal	$262

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires March 31,	Municipal	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal
2015	$379	—	—	—
2017	$4,110	$9,769	—	—
No expiration date[3]	—	—	$1,420	$333
Total	$4,489	$9,769	$1,420	$333

[3]	Must be utilized prior to losses subject to expiration.

6. Concentration, Market and Credit Risk:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Penn-sylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states or U.S. territories.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving

BLACKROCK FUNDS	MARCH 31, 2014	57

Notes to Financial Statements (continued)

the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended March 31,
Money Market	2014	2013
Institutional
Shares sold	1,329,089,005	1,071,134,664
Shares issued in reinvestment of dividends and distributions	13,537	11,220
Shares redeemed	(1,208,233,586)	(1,125,599,521)

Net increase (decrease)	120,868,956	(54,453,637)

Service
Shares sold	1,474,561,392	1,202,327,607
Shares issued in reinvestment of dividends and distributions	74	99
Shares redeemed	(1,410,043,734)	(1,154,450,003)

Net increase	64,517,732	47,877,703

	Year Ended March 31,
Money Market (concluded)	2014	2013
Investor A
Shares sold	379,584,032	323,866,994
Shares issued in reinvestment of dividends and distributions	6,350	6,936
Shares redeemed	(395,458,110)	(326,985,078)

Net decrease	(15,867,728)	(3,111,148)

Investor B
Shares sold	786,198	1,484,897
Shares issued in reinvestment of dividends and distributions	64	115
Shares redeemed	(3,129,503)	(3,214,250)

Net decrease	(2,343,241)	(1,729,238)

Investor C
Shares sold	65,705,708	32,858,621
Shares issued in reinvestment of dividends and distributions	725	641
Shares redeemed	(66,329,558)	(35,632,627)

Net decrease	(623,125)	(2,773,365)

Total Net Increase (Decrease)	166,552,594	(14,189,685)

U.S. Treasury
Institutional
Shares sold	447,623,594	652,653,219
Shares issued in reinvestment of dividends and distributions	380	49
Shares redeemed	(431,133,261)	(671,972,808)

Net increase (decrease)	16,490,713	(19,319,540)

Service
Shares sold	456,484,875	417,830,357
Shares issued in reinvestment of dividends and distributions	987	128
Shares redeemed	(488,615,739)	(346,050,472)

Net increase (decrease)	(32,129,877)	71,780,013

Investor A
Shares sold	43,039,628	30,717,267
Shares issued in reinvestment of dividends and distributions	3,160	294
Shares redeemed	(57,265,873)	(16,074,331)

Net increase (decrease)	(14,223,085)	14,643,230

Total Net Increase (Decrease)	(29,862,249)	67,103,703

Municipal
Institutional
Shares sold	79,649,583	102,928,635
Shares redeemed	(93,416,313)	(107,424,478)

Net decrease	(13,766,730)	(4,495,843)

58	BLACKROCK FUNDS	MARCH 31, 2014

Notes to Financial Statements (concluded)

	Year Ended March 31,
Municipal (concluded)	2014	2013
Service
Shares sold	170,872,827	193,729,826
Shares redeemed	(187,106,257)	(139,559,742)

Net increase (decrease)	(16,233,430)	54,170,084

Investor A
Shares sold	844,191	2,231,813
Shares redeemed	(1,992,162)	(359,420)

Net increase (decrease)	(1,147,971)	1,872,393

Total Net Increase (Decrease)	(31,148,131)	51,546,634

New Jersey Municipal
Institutional
Shares sold	49,922,045	50,482,373
Shares redeemed	(51,115,345)	(60,101,202)

Net decrease	(1,193,300)	(9,618,829)

Service
Shares sold	44,329,762	13,307,820
Shares redeemed	(47,005,910)	(10,179,990)

Net increase (decrease)	(2,676,148)	3,127,830

Investor A
Shares sold	1,735	214,286
Shares redeemed	(1,815)	(89,095)

Net increase (decrease)	(80)	125,191

Total Net Decrease	(3,869,528)	(6,365,808)

North Carolina Municipal
Institutional
Shares sold	171,036,848	156,520,933
Shares issued in reinvestment of dividends and distributions	—	1
Shares redeemed	(183,661,008)	(140,602,382)

Net increase (decrease)	(12,624,160)	15,918,552

Service
Shares sold	899,823	834,798
Shares redeemed	(784,801)	(870,344)

Net increase (decrease)	115,022	(35,546)

Investor A
Shares sold	12,126	800
Shares redeemed	(32,586)	(44,412)

Net decrease	(20,460)	(43,612)

Total Net Increase (Decrease)	(12,529,598)	15,839,394

	Year Ended March 31,
Ohio Municipal	2014	2013
Institutional
Shares sold	82,809,570	135,857,621
Shares redeemed	(94,777,750)	(142,707,892)

Net decrease	(11,968,180)	(6,850,271)

Service
Shares sold	6,065,264	13,730,695
Shares redeemed	(6,274,463)	(8,929,785)

Net increase (decrease)	(209,199)	4,800,910

Investor A
Shares sold	125,933	18,600
Shares redeemed	(52,215)	(18,891)

Net increase (decrease)	73,718	(291)

Total Net Decrease	(12,103,661)	(2,049,652)

Pennsylvania Municipal
Institutional
Shares sold	424,054,468	502,206,476
Shares redeemed	(444,263,759)	(456,241,595)

Net increase (decrease)	(20,209,291)	45,964,881

Service
Shares sold	22,705,225	112,205,497
Shares redeemed	(24,625,480)	(111,224,409)

Net increase (decrease)	(1,920,255)	981,088

Investor A
Shares sold	2,500	947
Shares redeemed	(2,381)	(6,834)

Net increase (decrease)	119	(5,887)

Total Net Increase (Decrease)	(22,129,427)	46,940,082

Virginia Municipal
Institutional
Shares sold	59,048,646	60,694,447
Shares issued in reinvestment of dividends and distributions	—	3
Shares redeemed	(58,210,392)	(68,282,664)

Net increase (decrease)	838,254	(7,588,214)

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	MARCH 31, 2014	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Caro-lina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylva-nia Municipal Money Market Portfolio, and BlackRock Vir-ginia Municipal Money Market Portfolio:

We have audited the accompanying statements of assets and liabilities of the BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio (collectively, the “Funds”), including the schedules of investments, as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

May 22, 2014

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended March 31, 2014:

Interest Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents[1]
April 2013 - March 2014
Money Market	100.00%
U.S. Treasury	100.00%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

60	BLACKROCK FUNDS	MARCH 31, 2014

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 155 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 155 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 155 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 155 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	President, London Center for Policy Research since 2012; Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 155 Portfolios	None
Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 155 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 155 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013 ; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 155 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 155 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 155 Portfolios	None

BLACKROCK FUNDS	MARCH 31, 2014	61

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 155 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005-2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 155 Portfolios	None

[1]    Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]    Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2007	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	144 RICs consisting of 333 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	144 RICs consisting of 333 Portfolios	None

[3]    Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRockregistered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

62	BLACKROCK FUNDS	MARCH 31, 2014

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009; and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

BLACKROCK FUNDS	MARCH 31, 2014	63

Officers and Trustees (concluded)

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103

Custodian The Bank of New York Mellon New York, NY 10286	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

64	BLACKROCK FUNDS	MARCH 31, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling
(800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	MARCH 31, 2014	65

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

66	BLACKROCK FUNDS	MARCH 31, 2014

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic

Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds
BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	MARCH 31, 2014	67

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-3/14-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$19,113	$18,763	$0	$0	$9,600	$9,600	$0	$0
BlackRock Municipal Money Market Portfolio	$21,163	$21,163	$0	$0	$10,600	$10,600	$0	$0
BlackRock New Jersey Municipal Money Market Portfolio	$18,763	$18,763	$0	$0	$10,600	$10,600	$0	$0
BlackRock North Carolina Municipal Money Market Portfolio	$18,763	$18,763	$0	$0	$10,600	$10,600	$0	$0
BlackRock Ohio Municipal Money Market Portfolio	$18,763	$18,763	$0	$0	$10,600	$10,600	$0	$0
BlackRock Pennsylvania Municipal Money Market Portfolio	$21,163	$21,163	$0	$0	$10,600	$10,600	$0	$0
BlackRock U.S. Treasury Money Market Portfolio	$17,063	$16,363	$0	$0	$9,600	$9,600	$0	$0
BlackRock Virginia Municipal Money Market Portfolio	$16,363	$16,363	$0	$0	$10,600	$10,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,555,000	$2,865,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$9,600	$9,600
BlackRock Municipal Money Market Portfolio	$10,600	$10,600
BlackRock New Jersey Municipal Money Market Portfolio	$10,600	$10,600
BlackRock North Carolina Municipal Money Market Portfolio	$10,600	$10,600
BlackRock Ohio Municipal Money Market Portfolio	$10,600	$10,600
BlackRock Pennsylvania Municipal Money Market Portfolio	$10,600	$10,600
BlackRock U.S. Treasury Money Market Portfolio	$9,600	$9,600
BlackRock Virginia Municipal Money Market Portfolio	$10,600	$10,600

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	May 29, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	May 29, 2014